Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Entity Registrant Name	Ship Finance International LTD
Entity Central Index Key	0001289877
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 810,401,278
Entity Common Stock, Shares Outstanding	79,125,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenues
Direct financing lease interest income - related parties	$ 97,757	$ 119,445	$ 147,498
Direct financing and sales-type lease interest income - other	6,859	7,332	3,870
Finance lease service revenues - related parties	69,992	76,876	88,953
Profit sharing revenues - related parties	482	30,566	33,018
Time charter revenues - related parties	660	698	0
Time charter revenues - other	28,789	3,731	2,836
Bareboat charter revenues - related parties	21,276	21,863	20,402
Bareboat charter revenues - other	69,003	47,064	48,452
Other operating income	296	485	191
Total operating revenues	295,114	308,060	345,220
Gain on sale of assets	8,468	28,104	24,721
Operating expenses
Ship operating expenses - related parties	71,283	78,289	88,953
Ship operating expenses - other	9,780	2,732	2,541
Depreciation	49,929	34,201	30,236
Vessel impairment charge	0	0	26,756
Administrative expenses - related parties	504	424	411
Administrative expenses - other	9,381	8,673	11,780
Total operating expenses	140,877	124,319	160,677
Net operating income	162,705	211,845	209,264
Non-operating income / (expense)
Interest income - related parties, associated companies	19,575	19,575	0
Interest income - related parties, other	0	493	0
Interest income -other	3,826	1,039	240
Interest expense - related parties	0	(3,121)	(15,923)
Interest expense - other	(103,378)	(98,311)	(101,152)
Gain/(loss) on purchase of bonds	521	(13)	20,600
Gain on sale of investment in associated company	4,064	0	0
Long-term investment impairment charge	0	0	(7,110)
Other financial items, net	(7,040)	(16,208)	11,050
Net income before equity in earnings of associated companies	80,273	115,299	116,969
Equity in earnings of associated companies	50,902	50,413	75,629
Net income	$ 131,175	$ 165,712	$ 192,598
Per share information:
Basic earnings per share (in dollars per share)	$ 1.66	$ 2.1	$ 2.59
Diluted earnings per share (in dollars per share)	$ 1.62	$ 2.09	$ 2.59

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 131,175	$ 165,712	$ 192,598
Fair value adjustments to hedging financial instruments	(19,467)	(9,858)	41,248
Fair value adjustments to hedging financial instruments in associated companies	20,074	(11,396)	15,829
Reclassification into net income of previous fair value adjustments to hedging financial instruments	1,756	14,629	0
Fair value adjustments to available for sale securities	(327)	0	0
Other comprehensive (loss)/ income	(16)	(5)	100
Other comprehensive income, net of tax	2,020	(6,630)	57,177
Comprehensive income	$ 133,195	$ 159,082	$ 249,775

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 94,915	$ 86,967
Restricted cash	0	5,601
Available for sale securities	23,324	0
Trade accounts receivable	210	1,074
Due from related parties	9,775	32,745
Other receivables	2,606	4,127
Inventories	1,228	484
Prepaid expenses and accrued income	545	327
Investment in direct financing and sales-type leases, current portion	60,160	103,976
Total current assets	192,763	235,301
Vessels and equipment	1,062,295	811,740
Accumulated depreciation on vessels and equipment	(165,465)	(116,229)
Vessels and equipment, net	896,830	695,511
Newbuildings	123,750	90,601
Investment in direct financing and sales-type leases, long-term portion	1,159,900	1,351,305
Investment in associated companies	169,838	164,364
Loans to related parties - associated companies, long-term	274,184	325,612
Loans to others, long-term	50,000	0
Other long-term investments	3,140	2,945
Deferred charges	25,723	14,828
Financial instruments (long-term): mark to market valuation	0	1,894
Total assets	2,896,128	2,882,361
Current liabilities
Current portion of long-term debt	150,342	162,785
Trade accounts payable	681	449
Due to related parties	4,421	32,816
Accrued expenses	9,370	6,513
Other current liabilities	9,334	6,138
Total current liabilities	174,148	208,701
Long-term liabilities
Long-term debt	1,760,122	1,760,069
Financial instruments (long-term): mark to market valuation	79,870	57,291
Other long-term liabilities	24,897	27,380
Total liabilities	2,039,037	2,053,441
Commitments and contingent liabilities
Stockholders' equity
Share capital ($1 par value; 125,000,000 shares authorized; 79,125,000 shares issued)	79,125	79,125
Additional paid-in capital	61,670	60,261
Contributed surplus	548,354	532,143
Accumulated other comprehensive loss	(62,004)	(43,950)
Accumulated other comprehensive loss - associated companies	(24,737)	(44,811)
Retained earnings	254,683	246,152
Total stockholders' equity	857,091	828,920
Total liabilities and stockholders' equity	$ 2,896,128	$ 2,882,361

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Stockholders' equity
Share capital, par value (in dollars per share)	$ 1	$ 1
Share capital, shares authorized (in shares)	125,000,000	125,000,000
Share capital, shares issued (in shares)	79,125,000	79,125,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income	$ 131,175	$ 165,712	$ 192,598
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	49,929	34,201	30,236
Vessel impairment charge	0	0	26,756
Long-term investment impairment charge	0	0	7,110
Amortization of deferred charges	7,131	5,036	5,507
Amortization of seller's credit	(2,047)	(2,072)	(2,065)
Equity in earnings of associated companies	(50,902)	(50,413)	(75,629)
Gain on sale of assets	(8,468)	(28,104)	(24,721)
Gain on sale of investment in associated company	(4,064)	0	0
Adjustment of derivatives to market value	4,408	14,733	(12,675)
(Gain)/ loss on repurchase of bonds	(521)	13	(20,600)
Other	67	(248)	98
Changes in operating assets and liabilities
Trade accounts receivable	864	799	(1,438)
Due from related parties	29,113	15,282	5,531
Other receivables	1,921	1,949	73
Inventories	(744)	(390)	158
Prepaid expenses and accrued income	(218)	(150)	3,461
Trade accounts payable	232	441	(11)
Accrued expenses	2,589	(2,585)	(8,839)
Other current liabilities	3,196	(433)	(28)
Net cash provided by operating activities	163,661	153,771	125,522
Investing activities
Repayments from investments in direct financing and sales-type leases	204,874	174,946	209,368
Additions to newbuildings	(156,223)	(157,736)	(71,468)
Purchase of vessels	(151,562)	(33,575)	0
Proceeds from sales of vessels	71,461	39,500	163,086
Proceeds from sale of investment in associated company	37,048	0	0
Distribution from associated companies	0	435,000	0
Net amounts received from/ (paid to) associated companies	56,702	(379,010)	68,000
Costs of other long-term investments	(50,000)	(648)	(920)
Purchase of available for sale securities	(23,763)	0	0
Redemption/ (placement) of restricted cash	5,601	(1,500)	56,002
Net cash (used in)/ provided by investing activities	(5,862)	76,977	424,068
Financing activities
Shares issued, net of issuance costs	0	0	16,472
Repurchase of bonds	(23,230)	(11,917)	(125,405)
Proceeds from issuance of short-term and long-term debt	408,592	981,234	134,500
Repayments of short-term and long-term debt	(394,747)	(1,056,040)	(446,061)
Debt fees paid	(17,822)	(12,417)	(752)
Cash settlement of derivative instruments	0	(11,592)	(14,666)
Cash dividends paid	(122,644)	(117,235)	(75,567)
Net cash used in financing activities	(149,851)	(227,967)	(511,479)
Net change in cash and cash equivalents	7,948	2,781	38,111
Cash and cash equivalents at start of the year	86,967	84,186	46,075
Cash and cash equivalents at end of the year	94,915	86,967	84,186
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 94,228	$ 99,106	$ 117,231

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Share capital [Member]	Additional paid-in capital [Member]	Contributed surplus [Member]	Retained earnings [Member]	Accumulated other comprehensive loss [Member]	Accumulated other comprehensive loss - associated companies [Member]	Total
Balance at Dec. 31, 2008	$ 72,744	$ 2,194	$ 496,922	$ 84,798	$ (90,064)	$ (49,244)	$ 517,370
Balance (in shares) at Dec. 31, 2008	72,743,737
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued	6,381	57,915					64,296
Shares issued (in shares)	6,381,263
Transfer from additional paid-in capital to contributed surplus		(2,194)	2,194				0
Employee stock options issued		1,392					1,392
Amortization of deferred equity contributions			7,443				7,443
Loss on hedging financial instruments reclassified into earnings							0
Fair value adjustments to hedging financial instruments					41,248	15,829	57,077
Fair value adjustments to available for sale securities							0
Other comprehensive (loss)/ income					100		100
Net income				192,598			192,598
Dividends declared				(90,928)			(90,928)
Balance at Dec. 31, 2009	79,125	59,307	506,559	186,468	(48,716)	(33,415)	749,328
Balance (in shares) at Dec. 31, 2009	79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Employee stock options issued		954					954
Amortization of deferred equity contributions			25,584				25,584
Loss on hedging financial instruments reclassified into earnings					14,629		14,629
Fair value adjustments to hedging financial instruments					(9,858)	(11,396)	(21,254)
Fair value adjustments to available for sale securities							0
Other comprehensive (loss)/ income					(5)		(5)
Net income				165,712			165,712
Dividends declared				(106,028)			(106,028)
Balance at Dec. 31, 2010	79,125	60,261	532,143	246,152	(43,950)	(44,811)	828,920
Balance (in shares) at Dec. 31, 2010	79,125,000						79,125,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Employee stock options issued		1,409					1,409
Amortization of deferred equity contributions			16,211				16,211
Loss on hedging financial instruments reclassified into earnings					1,756		1,756
Fair value adjustments to hedging financial instruments					(19,467)	20,074	607
Fair value adjustments to available for sale securities					(327)		(327)
Other comprehensive (loss)/ income					(16)		(16)
Net income				131,175			131,175
Dividends declared				(122,644)			(122,644)
Balance at Dec. 31, 2011	$ 79,125	$ 61,670	$ 548,354	$ 254,683	$ (62,004)	$ (24,737)	$ 857,091
Balance (in shares) at Dec. 31, 2011	79,125,000						79,125,000

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
1.	GENERAL

Ship Finance International Limited ("Ship Finance" or the "Company"), a publicly listed company on the New York Stock Exchange (ticker SFL), was incorporated in Bermuda in October 2003 as a subsidiary of Frontline Ltd. ("Frontline") for the purpose of acquiring a fleet of crude oil tankers from Frontline. Since then, in addition to tankers acquired from Frontline, the Company has acquired vessels of other types, in line with its strategy to expand and diversify. As of December 31, 2011, the Company owned 20 very large crude oil carriers ("VLCCs"), eight Suezmax crude oil carriers, five oil/bulk/ore carriers ("OBOs"), four Supramax drybulk carriers, two Handysize drybulk carriers, nine container vessels, one jack-up drilling rig, three ultra-deepwater drilling units, six offshore supply vessels and two chemical tankers. The above includes the Suezmax tankers Glorycrown and Everbright, which are subject to sales-type lease agreements, and three non-double hull VLCCs, the sales of which have also been agreed. The three ultra-deepwater drilling units referred to above are owned by wholly-owned subsidiaries of the Company that are accounted for using the equity method (see Note 15).  Two further wholly-owned subsidiaries accounted for using the equity method have chartered-in two container vessels on a long-term bareboat basis. In addition, as at December 31, 2011, the Company has contracted to acquire five Handysize drybulk carriers, one Supramax drybulk carrier, and four container vessels, all of which are newbuildings.

Since its incorporation in 2003 and public listing in 2004, Ship Finance has established itself as a leading international ship-owning and chartering company, expanding both its asset and customer base.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
2.	ACCOUNTING POLICIES

Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries.  All inter-company balances and transactions have been eliminated on consolidation.

Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies".

Use of accounting estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and a majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition

Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.

Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Cash and cash equivalents

For the purposes of the statement of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Available for sale securities

Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.

Inventories

Inventories comprise principally of lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in first-out basis.

Vessels and equipment (including operating lease assets)

Vessels and equipment are recorded at historical cost less accumulated depreciation.  The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years.  These are common life expectancies applied in the shipping and offshore industries.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets".

Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases

Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has one such investment in shares which are not publicly traded.  The best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an adjustment was made to the carrying value of this asset in 2009, which was reported in the consolidated statement of operations as "Long-term investment impairment charge".

Deemed Equity Contributions

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value.  The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet.  This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease.  The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rigs and long-term investments in the second quarter of the year ended December 31, 2009, and concluded that the carrying values of its six single-hull vessels, excluding those sold under sales-type lease agreements, and its investment in shares were impaired. Following the impairment charges taken against these assets in 2009, the review of the carrying value of long-lived assets as at December 31, 2010 and 2011, indicated that none of the Company's asset values are further impaired.

Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Financial Instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives

Interest rate and currency swaps

The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal.  The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company's swaps the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Total return bond swaps

The Company may enter into short-term total return bond swap lines with banks, whereby the banks acquire the Company's Senior Notes or other bonds, and the Company carries the risk of fluctuations in the market price of the acquired notes. The Company pays variable rate interest to the banks calculated on the nominal value of the bonds held under the swap arrangement, and receives the fixed rate coupon interest paid on the bonds held by the banks. The fair value of the bond swaps are recognized as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations.

Total return equity swaps

The Company may enter into Total Return Swaps ("TRS") indexed to the Company's own shares, whereby the counterparty acquires shares in the Company, and the Company carries the risk of fluctuations in the share price of the acquired shares. The settlement amount for each TRS transaction will be (A) the proceeds on sale of the shares plus all dividends received by the counterparty while holding the shares, less (B) the cost of purchasing the shares plus an agreed compensation for cost of carriage for the counterparty. Settlement will be either a payment from or to the counterparty, depending on whether A is more or less than B. The fair value of each TRS is recorded as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies and these are reported in the same way.

Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Stock-based compensation

The Company has adopted ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which we are required to expense the fair value of stock options issued to employees over the period the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Reclassifications

Certain prior year balances have been reclassified to conform to current year presentation.

RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
RECENTLY ISSUED ACCOUNTING STANDARDS [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
3.	RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs (International Financial Reporting Standards)". In general, ASU 2011-04 clarifies the FASB's intent about the application of existing fair value measurement and disclosure requirements, and for many of these requirements the amendments are not intended to result in any change in the application of ASC Topic 820, "Fair Value Measurement". At the same time, there are some amendments that do change particular principles or requirements relating to fair value measurement and disclosure.  ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Its adoption is not expected to have a material impact on the Company's disclosures or consolidated financial position, results of operations, and cash flows.

In June 2011, the FASB issued ASU 2011-05 "Presentation of Comprehensive Income" in order to improve the comparability, consistency and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity, and requires entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 is effective for fiscal years beginning after December 15, 2011, although early adoption is permitted. ASU 2011-05 also included the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) in which the components of net income and the components of other comprehensive income are presented. Owing to concerns raised about difficulties in its implementation, this latter requirement has been deferred for further consideration, through the issue by the FASB in December 2011 of ASU 2011-12 "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05".  As permitted, the Company has adopted ASU 2011-05 with effect from the year ended December 31, 2011, the only effect being the inclusion of an additional financial statement "Consolidated Statements of Comprehensive Income" presenting items which were previously disclosed elsewhere.

In December 2011, the FASB issued ASU 2011-11 "Disclosures about Offsetting Assets and Liabilities" in order to standardize the disclosure requirements under US GAAP and IFRS relating to both instruments and transactions eligible for offset in financial statements. ASU 2011-11 is applicable for annual reporting periods beginning on or after January 1, 2013. Its adoption is not expected to have a material impact on the Company's disclosures.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
4.	SEGMENT INFORMATION

The Company has only one reportable segment.

The Company's assets operate on a world-wide basis and the Company's management does not evaluate performance by geographical region or by asset type, as they believe that any such information would not be meaningful.

TAXATION	12 Months Ended
Dec. 31, 2011
TAXATION [Abstract]
TAXATION
5.	TAXATION

Bermuda

Under current Bermudan law, the Company is not required to pay taxes in Bermuda on either income or capital gains. The Company has received written assurance from the Minister of Finance in Bermuda that, in the event of any such taxes being imposed, the Company will be exempted from taxation until the year 2035.

United States

The Company does not accrue U.S. income taxes as, in the opinion of U.S. counsel, the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

A reconciliation between the income tax expense resulting from applying statutory income tax rates and the reported income tax expense has not been presented herein, as it would not provide additional useful information to users of the financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

Other Jurisdictions

Certain of the Company's subsidiaries and branches in Singapore, Norway and the United Kingdom are subject to taxation. The tax paid by subsidiaries of the Company that are subject to this taxation is not material.

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
6.	EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2011	2010	2009
Basic:
Net income available to stockholders	131,175	165,712	192,598
Diluted:
Net income available to stockholders	131,175	165,712	192,598
Interest paid on convertible bonds	4,180	-	-
	135,355	165,712	192,598

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2011	2010	2009
Basic earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Diluted earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Effect of dilutive share options	286	227	5
Effect of dilutive convertible debt	4,216	-	-
	83,627	79,283	74,404

OPERATING LEASES	12 Months Ended
Dec. 31, 2011
OPERATING LEASES [Abstract]
OPERATING LEASES
7.	OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2011, are as follows:

(in thousands of $) Year ending December 31
2012	129,653
2013	126,081
2014	125,806
2015	123,797
2016	120,989
Thereafter	255,521
Total minimum lease revenues	881,847

The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2011 and 2010 were as follows:

(in thousands of $)	2011	2010
Cost	1,062,295	811,740
Accumulated depreciation	165,465	116,229
Vessels and equipment, net	896,830	695,511

GAIN ON SALE OF ASSETS	12 Months Ended
Dec. 31, 2011
GAIN ON SALE OF ASSETS [Abstract]
GAIN ON SALE OF ASSETS
8.	GAIN ON SALE OF ASSETS

During the year ended December 31, 2011, the Company realized the following gains / (losses) on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Ticen Sun (ex Front Highness)	11,496	9,817	1,679
Front Ace	12,938	14,339	(1,401)
Front Leader	18,254	16,278	1,976
Front Breaker	17,863	13,986	3,877
Front Striver	18,684	16,347	2,337
	79,235	70,767	8,468

The single-hull VLCCs Ticen Sun (ex Front Highness) and Front Ace were accounted for as operating lease assets and were sold to unrelated parties in February 2011 and March 2011, respectively. The above sales prices are shown net of charter termination payments.

The OBOs Front Leader, Front Breaker and Front Striver were accounted for as direct financing lease assets and were sold to unrelated parties in April 2011, May 2011 and October 2011, respectively. The above sales prices each include compensation earned for early termination of the charter.

OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
OTHER FINANCIAL ITEMS
9.	OTHER FINANCIAL ITEMS

Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2011	2010	2009
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives	(3,628)	(14,682)	14,565
Net decrease in mark-to-market valuation of designated derivatives	(780)	(51)	(1,890)
Other items	(2,632)	(1,475)	(1,625)
Total other financial items	(7,040)	(16,208)	11,050

The net movement in mark-to-market valuations of designated derivatives relates to the ineffective portion of interest rate swaps and cross currency interest rate swaps that have been designated as cash flow hedges. The net movement in mark-to-market valuations of non-designated derivatives relates to terminated or de-designated interest rate swaps and cross currency interest rate swaps, total return equity swaps, total return bond swaps,   and non-designated interest rate swaptions. Changes in the valuations of the effective portion of interest rate swaps that are designated as cash flow hedges are reported under "Other comprehensive income". The above decrease in valuation of non-designated derivatives in the year ended December 31, 2011, includes $1.8 million (2010: $14.6 million; 2009: $nil) reclassified from "Other comprehensive income", resulting from certain interest rate swaps relating to loan facilities no longer being designated as cash flow hedges.

Other items include bank charges, fees relating to loan facilities and foreign currency translation adjustments.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH [Abstract]
RESTRICTED CASH
10.	RESTRICTED CASH

(in thousands of $)	2011	2010
Restricted cash	-	5,601

Restricted cash in 2010 consisted of deposits held as collateral by the relevant banks in connection with loans. Restricted cash does not include minimum consolidated cash balances required to be maintained as part of the financial covenants in some of the Company's loan facilities, as these amounts are included in "Cash and cash equivalents".

TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES [Abstract]
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
11.	TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES

Trade accounts receivable

Trade accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful trade accounts receivable was $nil at both December 31, 2011 and 2010.

Other receivables
Other receivables are presented net of allowances for doubtful accounts. No allowance for doubtful accounts was made by the Company as at December 31, 2011 and 2010.

VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
12.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	2011	2010
Cost	1,062,295	811,740
Accumulated depreciation	165,465	116,229
Vessels and equipment, net	896,830	695,511

During 2011, the Company took delivery of four newbuilding drybulk carriers at an aggregate cost of $123.5 million and the jack-up drilling rig Soehanah at a cost of $151.6 million. During 2010, the Company took delivery of two drybulk carriers, one of which was a newbuilding, and a newbuilding container vessel, at an aggregate cost of $103.2 million.

Depreciation expense was $49.9 million, $34.2 million and $30.2 million for the years ended December 31, 2011, 2010, and 2009, respectively.

NEWBUILDINGS	12 Months Ended
Dec. 31, 2011
NEWBUILDINGS [Abstract]
NEWBUILDINGS
13.	NEWBUILDINGS

The carrying value of newbuildings represents the accumulated costs which the Company has paid in purchase installments and other capital expenditures, together with capitalized loan interest. Interest capitalized in the cost of newbuildings amounted to $0.4 million in 2011 (2010: $0.3 million; 2009: $0.6 million).

At December 31, 2011, there were 10 (2010: 10) newbuilding contracts with accumulated costs of $123.8 million (2010: $90.6 million). During 2011, four drybulk carriers were delivered and contracts for the construction of four container vessels were agreed.

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
14.	INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES

Most of the Company's double-hull VLCCs, Suezmaxes and OBOs are chartered to Frontline Shipping Limited ("Frontline Shipping") and Frontline Shipping II Limited ("Frontline Shipping II") on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately three to 15 years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.

Two of the Company's offshore supply vessels are chartered on long-term bareboat charters to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc. ("Deep Sea"), a related party. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.

As of December 31, 2011, 30 of the Company's assets were accounted for as direct financing leases, all of which are leased to related parties. In addition, two of the Company's Suezmax tankers leased to non-related parties, Glorycrown and Everbright, were accounted for as sales-type leases.

The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2011, of which Glorycrown and Everbright accounted for $99.2 million:

(in thousands of $)	2011	2010
Total minimum lease payments to be received	2,181,586	2,779,907
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(629,397)	(726,751)
Net minimum lease payments receivable	1,552,189	2,053,156
Estimated residual values of leased property (un-guaranteed)	352,328	370,379
Less: unearned income	(503,921)	(770,417)
	1,400,596	1,653,118
Less: deferred deemed equity contribution	(164,471)	(180,890)
Less: unamortized gains	(16,065)	(16,947)
Total investment in direct financing and sales-type leases	1,220,060	1,455,281

Current portion	60,160	103,976
Long-term portion	1,159,900	1,351,305
	1,220,060	1,455,281

The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2011, are as follows:

(in thousands of $) Year ending December 31
2012	191,833
2013	187,952
2014	186,533
2015	215,338
2016	250,816
Thereafter	1,149,114
Total minimum lease revenues	2,181,586

On December 30, 2011, amendments were made to the charter agreements with Frontline Shipping and Frontline Shipping II, which relate to 28 vessels accounted for as direct financing leases. The amendments, which are presented in more detail in Note 21 "Related party transactions", resulted in a reduction in minimum lease payments to be received from January 1, 2012, onwards and this reduction is reflected in the above position as at December 31, 2011. Under the provisions of ASC Topic 840 "Leases", the modifications to the lease agreements do not constitute new leases.

INVESTMENT IN ASSOCIATED COMPANIES	12 Months Ended
Dec. 31, 2011
INVESTMENT IN ASSOCIATED COMPANIES [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
15.	INVESTMENT IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

At December 31, 2011 and 2010, the Company had the following participation in investments that are recorded using the equity method:

	2011	2010
SFL West Polaris Limited ("SFL West Polaris")	100.00%	100.00%
SFL Deepwater Ltd ("SFL Deepwater")	100.00%	100.00%
Rig Finance II Limited ("Rig Finance II")	-	100.00%
Bluelot Shipping Company Limited ("Bluelot")	100.00%	-
SFL Corte Real Limited ("Corte Real")	100.00%	-

The determination that Ship Finance is not the primary beneficiary of SFL West Polaris Limited ("SFL West Polaris"), SFL Deepwater Ltd. ("SFL Deepwater") and Rig Finance II Limited ("Rig Finance II") is due to these subsidiaries each owning assets on which the underlying leases include both fixed price call options and fixed price put options or purchase obligations. The determination that Ship Finance is not the primary beneficiary of Bluelot Shipping Company Limited ("Bluelot") and SFL Corte Real Limited ("Corte Real") is due to these subsidiaries, which do not own vessels, each having been incorporated specifically to participate in a tripartite lease agreement, which can be effectively terminated by one of the other parties – see below.

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. ("Seadrill Polaris"), fully guaranteed by its parent company Seadrill Limited ("Seadrill"), a related party.  In July 2008, SFL West Polaris entered into a $700 million term loan facility and at December 31, 2011, the balance outstanding under this facility was $470.2 million. The Company guaranteed $80.0 million of this debt at December 31, 2011. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL West Polaris is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. and Seadrill Offshore AS, fully guaranteed by their parent company Seadrill. In September 2008, SFL Deepwater entered into a $1,400 million term loan facility and at December 31, 2011, the balance outstanding under this facility was $938.9 million. The Company guarantees $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide each of the charterers with various call options to acquire the rigs at certain dates throughout the charter. In addition, there is an obligation for each of the charterers to purchase the respective rigs at fixed prices at the end of the charters, which expire in 2023. Because the two main assets of SFL Deepwater are the subject of leases which includes both fixed price call options and fixed price purchase obligations, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Rig Finance II was a 100% owned subsidiary of Ship Finance, incorporated in 2007 for the purpose of holding a jack-up drilling rig and leasing that rig to Seadrill Prospero Limited, fully guaranteed by its parent company Seadrill. The rig was chartered on a bareboat basis and the terms of the charter initially provided the charterer with various call options to acquire the rig at certain dates throughout the charter. On December 31, 2010, the terms of the charter were amended to provide the charterer with two additional call options in exchange for Rig Finance II receiving a put option at the end of the charter. Prior to the charter amendment, Rig Finance II was fully consolidated by the Company on the basis that it was a variable interest entity in which the Company was the primary beneficiary. The charter amendment resulted in the Company no longer being the primary beneficiary of Rig Finance II, which accordingly under ASC 810 was accounted for using the equity method with effect from December 31, 2010.  In May 2011, the charterer advised the Company of its intention to exercise its option to acquire the rig at the option price of $133.1 million, and the transaction was effected in June 2011 as a sale of Rig Finance II. The Company recorded a gain of $4.1 million on the sale, which is recorded as "Gain on sale of investment in associated company". The acquisition of the rig in 2007 was partly financed by a $170 million term loan facility entered into by Rig Finance II, of which $20 million was guaranteed by Ship Finance. The Company has agreed to continue to provide this $20 million guarantee until the loan facility is fully repaid by Rig Finance II, against a guarantee fee receivable from Seadrill and with full indemnification by Seadrill.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent units ("TEU") container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing the vessel out on a time-charter basis to CMA CGM.  The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, each of which cost its owner $171 million, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which carry a fixed rate of interest and are shown under "Loans to others, long-term", and senior secured loan financing of $60 million per vessel provided by financial institutions. Ship Finance has provided a guarantee for the senior secured loan relating to one of the vessels, which is secured by a first priority mortgage. Although the owners of the vessels and CMA CGM are not related parties, the charter agreements are linked and designed to provided Bluelot and Corte Real with predetermined net income. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels at the same prices from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities for $2.6 million on January 1, 2015, 2016, 2017 or 2018, while Bluelot and Corte Real have options to acquire the vessel-owning entities on January 1, 2018, if CMA CGM has not exercised its options. If an option to acquire a vessel-owning entity is exercised, the provisions and obligations of the corresponding financing and lease agreements will no longer be applied. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.

In addition to the above wholly-owned subsidiaries, prior to December 31, 2010, the 100% owned subsidiary Front Shadow Inc. ("Front Shadow") was also accounted for using the equity method. Front Shadow was incorporated in 2006 for the purpose of holding a Panamax drybulk carrier and leasing that vessel to Golden Ocean Group Limited ("Golden Ocean"), a related party. In December 2010, the lease with Golden Ocean was terminated and the vessel was sold at Golden Ocean's purchase option price of $21.5 million. Upon the sale of its vessel, Front Shadow ceased to be a variable interest entity accounted for using the equity method, and since then has been fully consolidated by the Company. Although Front Shadow was not an equity method investee at December 31, 2010 and 2011, its earnings in the years ended December 31, 2009 and 2010, are included in "Equity in earnings of associated companies".

Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets (1)	225,958	1,751	1,690	-	86,641	135,876
Non-current assets	1,663,530	-	-	-	535,967	1,127,563
Current liabilities	201,355	20	4	-	77,282	124,049
Non-current liabilities (2)	1,518,295	-	-	-	494,224	1,024,071

	As of December 31, 2010
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets (1)	297,578	-	-	38,447	89,612	169,519
Non-current assets	1,996,461	-	-	125,397	612,878	1,258,186
Current liabilities	258,217	-	-	9,248	80,451	168,518
Non-current liabilities (2)	1,871,458	-	-	91,910	600,082	1,179,466

(1)
Bluelot and Corte Real current assets at December 31, 2011, include $1.7 million (2010: $nil) and $1.7 million (2010: $nil) due from Ship Finance, respectively. Rig Finance II current assets at December 31, 2010, include $30.7 million (2011: $nil) due from Ship Finance – see Note 21 "Related party transactions".

(2)
SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2011, include $84.6 million (2010: $101.4 million) and $189.6 million (2010: $224.2 million) due to Ship Finance – see Note 21.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income (3)	50,902	1,731	1,686	2,818	12,806	31,861

	Year ended December 31, 2010
(in thousands of $)	TOTAL	Bluelot and Corte Real	Front Shadow	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	137,344	-	899	-	52,318	84,127
Net operating revenues	137,149	-	749	-	52,316	84,084
Net income (3)	50,413	-	548	-	14,569	35,296

	Year ended December 31, 2009
(in thousands of $)	TOTAL	Bluelot and Corte Real	Front Shadow	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	150,473	-	1,109	-	57,547	91,817
Net operating revenues	150,230	-	1,096	-	57,442	91,692
Net income (3)	75,629	-	864	-	22,476	52,289

(3)
The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2011, includes interest payable to Ship Finance amounting to $6.5 million (2010: $6.5 million; 2009: $nil) and $13.1 million (2010: $13.1 million; 2009: $nil), respectively - see Note 21.

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
ACCRUED EXPENSES	16. ACCRUED EXPENSES
(in thousands of $)	2011	2010
Ship operating expenses	1,013	537
Administrative expenses	697	704
Interest expense	7,660	5,272
	9,370	6,513

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT [Abstract]
LONG-TERM DEBT
17.	LONG-TERM DEBT

(in thousands of $)	2011	2010
Long-term debt:
8.5% Senior Notes due 2013	274,209	296,074
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	74,583	78,955
3.75% senior unsecured convertible bonds due 2016	125,000	-
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,436,672	1,547,825
	1,910,464	1,922,854
Less: current portion of long-term debt	(150,342)	(162,785)
	1,760,122	1,760,069

The outstanding debt as of December 31, 2011, is repayable as follows:

(in thousands of $) Year ending December 31
2012	150,342
2013	506,158
2014	306,329
2015	367,983
2016	178,411
Thereafter	401,241
Total debt	1,910,464

The weighted average interest rate for floating rate debt denominated in U.S. dollars and Norwegian kroner ("NOK") as at December 31, 2011, was 4.51% per annum (2010: 4.13%). These rates take into consideration the effect of related interest rate swaps. At December 31, 2011, the three month dollar LIBOR rate was 0.581% (2010: 0.303%) and the three month Norwegian kroner NIBOR rate was 2.89% (2010: 2.62%).

8.5% Senior Notes due 2013

On December 15, 2003, the Company issued $580 million of 8.5% senior notes.  Interest on the notes is payable in cash semi-annually in arrears on June 15 and December 15. The notes were not redeemable prior to December 15, 2008, except in certain circumstances. After this date the Company may redeem notes at redemption prices which reduce from an initial redemption price of 104.25% to a redemption price of 100% from December 15, 2011, onwards.

In 2004, 2005 and 2006, the Company bought back and cancelled notes with an aggregate principal amount of $130.9 million. No notes were bought in 2007 and 2008.  In 2009, 2010 and 2011 the Company purchased notes with principal amounts totalling $148.0 million, $5.0 million and $21.9 million, respectively, which are being held as treasury notes and against which certain borrowings are secured (see below). Gains of $20.6 million and $0.5 million were recorded on the purchases in 2009 and 2011, respectively, and a loss of $13,000 was recorded on the purchases in 2010. The net amount outstanding at December 31, 2011, was $274.2 million (2010: $296.1 million).

NOK500 million senior unsecured bonds due 2014

On October 7, 2010, the Company issued a senior unsecured bond loan totaling NOK500.0 million in the Norwegian credit markets. The bonds bear quarterly interest at NIBOR plus a margin and are redeemable in full on April 7, 2014.  The bonds may, in their entirety, be redeemed at the Company's option from October 7, 2013, until April 6, 2014, upon giving bondholders at least 30 days notice and paying 100.50% of par value plus accrued interest. Subsequent to their issue, the Company purchased bonds with principal amounts totaling NOK40.5 million in 2010 and NOK13.0 million in 2011, which are being held as treasury bonds. The net amount outstanding at December 31, 2011, was NOK446.5 million, equivalent to $74.6 million (2010: NOK459.5 million, equivalent to $79.0 million).

3.75% senior unsecured convertible bonds due 2016

On February 8, 2011, the Company issued a senior unsecured convertible bond loan totaling $125 million. Interest on the bonds is fixed at 3.75% per annum and is payable in cash semi-annually in arrears on February 10 and August 10. The bonds are convertible into Ship Finance International Limited common shares at any time up to 10 banking days prior to February 10, 2016. The conversion price at the time of issue was $27.05 per share, representing a 35% premium to the share price at the time. Since then, dividend distributions have reduced the conversion price to $23.94. The Company has the right to call the bonds after March 3, 2014, if the value of the shares underlying each bond exceeds, for a specified period of time, 130% of the principal amount of the bond.

$350 million combined senior and junior secured term loan facility

In June 2005, the Company entered into a combined $350 million senior and junior secured term loan facility with a syndicate of banks, for the purpose of partly funding the acquisition of five VLCCs. The facility bears interest at LIBOR plus a margin for the senior loan and LIBOR plus a different margin for the junior loan. The facility matures in June 2012 and a $167 million secured term loan and revolving credit facility agreement has been entered into to refinance the facility at maturity, as further described below. The net amount outstanding at December 31, 2011, was $144.1 million (2010: $200.7 million).

$210 million secured term loan facility

In April 2006, five wholly-owned subsidiaries of the Company entered into a $210 million secured term loan facility with a syndicate of banks to partly fund the acquisition of five new container vessels.  The Company has not provided a corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of 12 years from the date of drawdown for each vessel. The net amount outstanding at December 31, 2011, was $175.0 million (2010: $183.1 million).

$149 million secured term loan facility

In August 2007, five wholly-owned subsidiaries of the Company entered into a $149 million secured term loan facility with a syndicate of banks.  The proceeds of the facility were used to partly fund the acquisition of five new offshore supply vessels. One of the vessels was sold in January 2008 and the loan facility now relates to the remaining four vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2011, was $90.8 million (2010: $99.3 million).

$77 million secured term loan facility

In January 2008, two wholly-owned subsidiaries of the Company entered into a $77 million secured term loan facility with a syndicate of banks.  The proceeds of the facility were used to partly fund the acquisition of two offshore supply vessels. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of seven years. The net amount outstanding at December 31, 2011, was $51.9 million (2010: $58.3 million).

$30 million secured revolving credit facility

In February 2008, a wholly-owned subsidiary of the Company entered into a $30 million secured revolving credit facility with a bank.  The proceeds of the facility were used to partly fund the acquisition of the container vessel SFL Europa. The facility bears interest at LIBOR plus a margin and has a term of seven years.  At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $9.0 million (2010: $11.0 million).

$49 million secured term loan and revolving credit facility

In March 2008, two wholly-owned subsidiaries of the Company entered into a $49 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the acquisition of two newbuilding chemical tankers. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of ten years. In June 2011, the terms of the facility were amended such that part of the loan was transformed into a revolving credit facility. At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $33.3 million (2010: $44.5 million).

$58 million secured revolving credit facility

In September 2008, two wholly-owned subsidiaries of the Company entered into a $58 million secured revolving credit facility with a syndicate of banks.  The proceeds of the facility were secured against two containerships, AsianAce and Green Ace. The facility bears interest at LIBOR plus a margin and has a term of five years.  At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $33.6 million (2010: $33.6 million).

$60 million secured term loan facility

In June 2009, a wholly-owned subsidiary of the Company entered into a $60 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and against which the facility is secured. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at December 31, 2011, was $46.5 million (2010: $51.9 million).

$30 million secured term loan facility

In June 2009, a wholly-owned subsidiary of the Company entered into a $30 million secured term loan facility with a bank.  The proceeds of the facility were used to partly fund the purchase of 8.5% Senior Notes issued by the Company, which are being held as treasury notes and against which the facility is secured. The facility bears interest at LIBOR plus a margin and matures in January 2013. The net amount outstanding at December 31, 2011, was $23.5 million (2010: $26.1 million).

$43 million secured term loan facility

In February 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Glorycrown.  The facility bears interest at LIBOR plus a margin and has a term of approximately five years. The net amount outstanding at December 31, 2011, was $37.6 million (2010: $40.5 million).

$725 million secured term loan and revolving credit facility

In March 2010, the Company entered into a $725 million secured term loan and revolving credit facility with a syndicate of banks, secured against 26 vessels chartered to Frontline. Three of the vessels were sold in 2011, and the facility is now secured against the remaining 23 vessels. The facility bears interest at LIBOR plus a margin and is repayable over a term of five years. At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $439.8 million (2010: $679.7 million).

$43 million secured term loan facility

In March 2010, a wholly-owned subsidiary of the Company entered into a $42.6 million secured term loan facility with a bank, secured against the Suezmax tanker Everbright.  The facility bears interest at LIBOR plus a margin and has a term of five years. The net amount outstanding at December 31, 2011, was $37.6 million (2010: $40.5 million).

$25 million secured revolving credit facility

In September 2010, the Company entered into a $25 million secured revolving credit facility with a bank, secured against five non-double hull VLCCs. Two of the vessels were sold in 2011, and at December 31, 2011, the facility was secured against the remaining three vessels. The facility bears interest at LIBOR plus a margin and has a term of two years. At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $15.0 million (2010: $25.0 million).

$54 million secured term loan facility

In November 2010, two wholly-owned subsidiaries of the Company entered into a $53.7 million secured term loan facility with a bank, secured against the newly acquired Supramax drybulk carriers SFL Hudson and SFL Yukon. The Company has provided a limited corporate guarantee for this facility. The facility bears interest at LIBOR plus a margin and has a term of eight years. The net amount outstanding at December 31, 2011, was $49.8 million (2010: $53.7 million).

$95 million secured term loan and revolving credit facility

In February 2011, a wholly-owned subsidiary of the Company entered into a $95 million secured term loan and revolving credit facility with a bank, secured against the jack-up drilling rig Soehanah. The facility bears interest at LIBOR plus a margin and has a term of seven years.  At December 31, 2011, the available amount under the facility was fully drawn. The net amount outstanding at December 31, 2011, was $87.5 million (2010: $nil).

$75 million secured term loan facility

In March 2011, three wholly-owned subsidiaries of the Company entered into a $75.4 million secured term loan facility with a bank, secured against three newbuilding Supramax drybulk carriers, two of which were delivered in 2011. The facility bears interest at LIBOR plus a margin and has a term of approximately eight years. The Company has provided a limited corporate guarantee for this facility. At December 31, 2011, $9.1 million of the facility was undrawn, relating to the final yard installment on the vessel not yet delivered. The net amount outstanding at December 31, 2011, was $64.7 million (2010: $nil).

$171 million secured term loan facility

In May 2011, eight wholly-owned subsidiaries of the Company entered into a $171.0 million secured loan facility with a syndicate of banks. The facility is a Chinese export credit and is supported by China Export & Credit Insurance Corporation, or SINOSURE, which was provided an insurance policy in favor of the banks for part of the outstanding loan. The facility is secured against the newbuilding container vessel SFL Avon, delivered in 2010, and seven newbuilding Handysize drybulk carriers, two of which were delivered in 2011. The facility bears interest at LIBOR plus a margin and has a term of approximately ten years from delivery of each vessel.  At December 31, 2011, $71.6 million of the facility was undrawn, relating to the vessels not yet delivered. The net amount outstanding at December 31, 2011, was $96.8 million (2010: $nil).

$55 million secured securities financing agreement

In June 2011, the Company entered into a $55 million securities financing agreement with a bank. The facility may be used to fund up to 50% of the acquisition cost of securities we may acquire from time to time. The facility bears interest at LIBOR plus a margin and will be secured against the relevant securities. The facility had not been utilized as at December 31, 2011.

$167 million secured term loan and revolving credit facility

In July 2011, the Company entered into a $166.8 million secured term loan and revolving credit facility agreement with a syndicate of banks. The proceeds of the facility will be used to refinance the $350 million senior and junior secured term loan facility maturing in June 2012. The facility bears interest at LIBOR plus a margin, has a term of six years from drawdown, and is secured against certain vessels.The facility had not been utilized as at December 31, 2011.

Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of December 31, 2011, the Company is in compliance with all of the covenants under its long-term debt facilities.

OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG TERM LIABILITIES [Abstract]
OTHER LONG TERM LIABILITIES
18.	OTHER LONG-TERM LIABILITIES

The Company's six offshore supply vessels were acquired from Deep Sea and were chartered back to Deep Sea under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling $37.0 million which are being recognized as additional bareboat revenues over the period of the charters. The $24.3 million (2010: $27.4 million) unamortized balance of the seller's credits is included in "Other long-term liabilities", together with the $0.6 million unamortized fair value of the financial guarantee given to the providers of loan finance to Rig Finance II (2010: $nil) – see Note 15 "Investment in associated companies".

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS
19.	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2011	2010
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2011	2010
79,125,000 common shares of $1.00 par value each (2010: 79,125,000 shares)	79,125	79,125

The Company's common shares are listed on the New York Stock Exchange. No new shares were issued in the years ended December 31, 2011 and 2010.

In November 2006, the Board of Directors approved the Ship Finance International Limited Share Option Scheme (the "Option Scheme"). The Option Scheme permits the Board of Directors, at its discretion, to grant options to employees and directors of the Company or its subsidiaries. The fair value cost of options granted is recognized in the statement of operations, and the corresponding amount is credited to additional paid in capital (see also Note 20).

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value.  The difference between the historical carrying values and the net investment in the leases has been recorded as a deferred deemed equity contribution, which is presented as a reduction in net investment in direct financing leases in the balance sheet.  This accounting treatment arises from the related party nature of both the initial transfer of the vessels and the subsequent leases.  The deferred deemed equity contribution is amortized to contributed surplus over the life of the lease arrangements, as lease payments are applied to the principal balance of the lease receivable. In the year ended December 31, 2011, the Company has credited contributed surplus with $16.2 million of such deemed equity contributions (2010: $25.6 million).

SHARE OPTION PLAN	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE OPTION PLAN
20.	SHARE OPTION PLAN

The Option Scheme adopted in November 2006 will expire in November 2016.  The subscription price for all options granted under the scheme will be reduced by the amount of all dividends declared by the Company per share in the period from the date of grant until the date the option is exercised, provided the subscription price never shall be reduced below the par value of the share.  Options granted under the scheme will vest at a date determined by the board at the date of the grant.  The options granted under the plan to date vest over a period of one to three years and have a five year term.  There is no maximum number of shares authorized for awards of equity share options, and either authorized unissued shares of Ship Finance or treasury shares held by the Company may be used to satisfy exercised options.

The following summarizes share option transactions related to the Option Scheme in 2011, 2010 and 2009:

	2011		2010		2009
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	617,000	10.14	770,000	14.84	555,000	24.18
Cancelled	-	-	-	-	(355,000)	21.91
Granted	213,500	20.13	97,000	18.19	570,000	10.91
Exercised	-	-	(26,334)	10.38	-	-
Forfeited	-	-	(223,666)	26.69	-	-
Options outstanding at end of year	830,500	11.25	617,000	10.14	770,000	14.84
Exercisable at end of year	434,006	7.94	280,005	8.87	133,333	27.64

In 2009, previously granted options for 355,000 shares were cancelled and concurrently replaced with awards for 495,000 options. As prescribed by ASC 718, this was accounted for as a modification of previously awarded equity instruments.

The exercise price of each option is progressively reduced by the amount of any dividends declared. The above figures show the average of the reduced exercise prices at the beginning and end of the year for options then outstanding. For options granted, cancelled, exercised or forfeited during the year, the above figures show the average of the exercise prices at the time the options were granted, cancelled, exercised or forfeited, as appropriate.

The fair values of options granted or modified are estimated on the date of the grant or modification using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2011, 2010 and 2009 and of the options modified in 2009 are as follows:

	New options granted in year ended December 31			Options modified in
	2011	2010	2009	2009
	(at grant date)	(at grant date)	(at grant date)	(at modification date)
Risk free interest rate	1.13%	1.32%	1.42%	1.41%
Expected volatility	65.6%	65.6%	64.3%	63.5%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life of options	3.5 years	3.5 years	3.5 years	3.5 years

The risk-free interest rates were estimated using the interest rate on three year U.S. treasury zero coupon issues.  The volatility was estimated using historical share price data.  The dividend yield has been estimated at 0% as the exercise price is reduced by all dividends declared by the Company from the date of grant to the exercise date.  It is assumed that all options granted under the plan will vest.

The weighted average grant-date fair value of new options granted during 2011 is $9.50 per share (2010: $8.37 per share; 2009: $5.63 per share). Of the options granted in 2009, 75,000 were new options granted and 495,000 were options granted to replace 355,000 options previously granted. The weighted average modification-date fair value of these replacement options granted in 2009 was $2.56 per share (2011: $nil; 2010: $nil).

The total intrinsic value of options exercised in 2010 was $0.2 million on the day of exercise. The intrinsic value of options fully vested but not exercised at December 31, 2011, is $0.8 million and their average remaining term is 2.6 years.

As of December 31, 2011, there was $1.3 million in unrecognized compensation costs related to non-vested options granted under the Option Scheme (2010: $0.8 million). This cost will be recognized over the remaining vesting periods, which average 1.0 years.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
21.	RELATED PARTY TRANSACTIONS

The Company, which was formed in 2003 as a wholly-owned subsidiary of Frontline, was partially spun-off in 2004 and its shares commenced trading on the New York Stock Exchange in June 2004. A significant proportion of the Company's business continues to be transacted with Frontline and the Frontline Charterers (collectively Frontline Shipping, Frontline Shipping II and Frontline Shipping III Limited), and the following other related parties, being companies in which our principal shareholders Hemen Holding Ltd. and Farahead Investment Inc. (hereafter jointly referred to as "Hemen") and companies associated with Hemen have a significant interest:

–           Seadrill
–           Golden Ocean
–           Deep Sea
–           Golar LNG Limited ("Golar")

The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 14):

(in thousands of $)	2011	2010
Amounts due from:
Frontline Charterers	8,356	31,138
Frontline Ltd	1,206	1,091
Deep Sea	-	512
Seadrill	213	4
Total amount due from related parties	9,775	32,745

Loans to related parties - associated companies, long-term
SFL West Polaris	84,621	101,433
SFL Deepwater	189,563	224,179
Total loans to related parties - associated companies, long-term	274,184	325,612

Amounts due to:
Rig Finance II	-	30,659
Frontline Management	944	2,001
Bluelot	1,731	-
Corte Real	1,686	-
Other related parties	60	156
Total amount due to related parties	4,421	32,816

SFL West Polaris, SFL Deepwater, Bluelot and Corte Real are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method as at December 31, 2011 (see Note 15). Rig Finance II was sold in June 2011, prior to which it also was a wholly-owned subsidiary accounted for under the equity method. The amounts due to Bluelot, Corte Real and Rig Finance II are the balances on the current accounts between those companies and Ship Finance. As described below in "Related party loans", at December 31, 2011 and 2010, the long-term loans from Ship Finance to SFL West Polaris and SFL Deepwater are presented net of their respective current accounts.

Related party leasing and service contracts

As at December 31, 2011, 28 of the Company's vessels which were leased to the Frontline Charterers and two of its offshore supply vessels which were leased to a subsidiary of Deep Sea  have been recorded as direct financing leases. Prior to December 31, 2010, the Company also fully consolidated Rig Finance II (see Note 15), which leased a jack-up drilling rig to a subsidiary of Seadrill under a direct financing lease.  In addition, at December 31, 2011, three vessels were leased to the Frontline Charterers and four offshore supply vessels were leased to subsidiaries of Deep Sea under operating leases.

At December 31, 2011, the combined balance of net investments in direct financing leases with the Frontline Charterers and Deep Sea was $1,301.4 million (2010: $1,548.6 million) of which $54.4 million (2010: $98.6 million) represents short-term maturities.

At December 31, 2011, the net book value of assets leased under operating leases to the Frontline Charterers and Deep Sea was $166.3 million (2010: $204.4 million).

A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

Payments (in millions of $)	2011	2010	2009
Operating lease income	21.9	22.6	20.4
Direct financing lease interest income	97.8	119.4	147.5
Finance lease service revenue	70.0	76.9	89.0
Direct financing lease repayments	199.5	123.8	153.8

On December 30, 2011, amendments were made to the charter agreements with Frontline Shipping and Frontline Shipping II, which relate to the 28 vessels accounted for as direct financing leases. In terms of the amending agreements, the Company received a compensation payment of $106 million and agreed to a $6,500 per day reduction in the time charter rate of each vessel for the period January 1, 2012, to December 31, 2015. Thereafter, the charter rates revert to the previously agreed daily amounts. The leases have been amended to reflect the compensation payment received and the reduction in future minimum lease payments to be received.

Prior to December 31, 2011, the Frontline Charterers paid the Company profit sharing of 20% of their earnings on a time-charter equivalent basis from their use of the Company's fleet above average threshold charter rates each fiscal year.  During the year ended December 31, 2011, the Company earned and recognized revenue of $0.5 million (2010: $30.6 million; 2009: $33.0 million) under this arrangement. The amendments to the charter agreements made on December 30, 2011, increase the profit sharing percentage to 25% for earnings above those threshold levels, and additionally provide that for the four year period of the temporary reduction in charter rates, the Frontline Charterers will pay the Company 100% of any earnings on a time-charter equivalent basis above the temporarily reduced time charter rates, subject to a maximum of $6,500 per day. Of the $106 million compensation payment received, $50 million represents a non-refundable advance relating to the 25% profit sharing agreement.

In the event that vessels on charter to the Frontline Charterers are agreed to be sold, the Company may either pay or receive compensation for the termination of the lease. In February 2011 and March 2011 the single-hull VLCCs Ticen Sun (ex Front Highness) and Front Ace were sold and their leases cancelled, with agreed termination fees payable of $3.3 million and $2.6 million, respectively. In April 2011, May 2011 and October 2011 the OBOs Front Leader, Front Breaker and Front Striver were sold and their leases cancelled, with agreed termination fees receivable of $7.7 million, $6.6 million and $8.1 million, respectively.

As at December 31, 2011, the Company was owed a total of $8.4 million (2010: $31.1 million) by the Frontline Charterers in respect of leasing contracts and profit share.

At December 31, 2011, the Company was owed $1.2 million (2010: $1.1 million) by Frontline in respect of various items.

The vessels leased to the Frontline Charterers are on time charter terms and for each such vessel the Company pays a management fee of $6,500 per day to Frontline Management (Bermuda) Ltd. ("Frontline Management"), a wholly owned subsidiary of Frontline. An exception to this arrangement is for any vessel leased to the Frontline Charterers which is sub-chartered on a bareboat basis, for which there is no management fee payable for the duration of the bareboat sub-charter. In the year ended December 31, 2011, the Company also had two container vessels and six drybulk carriers operating on time charter, for which the supervision of the technical management was sub-contracted to Frontline Management. In the year ended December 31, 2011, management fees payable to Frontline Management amounted to $71.1 million (2010: $78.3 million; 2009: $89.0 million).

In the year ended December 31, 2011, the Company had two container vessels and six drybulk carriers operating on time charter, for which part of the operating management was sub-contracted to Golden Ocean. In the year ended December 31, 2011, management fees payable to Golden Ocean amounted to approximately $207,000 (2010: $20,000; 2009: $nil). Management fees are classified as ship operating expenses in the consolidated statements of operations.

We pay a commission of 1% to Frontline Management in respect of all payments received in respect of the five-year sales-type leases on the Suezmax tankers Glorycrown and Everbright.  In 2011 we paid $0.1 million to Frontline Management pursuant to this arrangement (2010: $0.5 million; 2009: $0.4 million).

The Company also paid $0.5 million in 2011 (2010: $0.4 million, 2009: $0.4 million) to Frontline Management for the provision of management and administrative services.

We pay fees to Frontline Management for the management supervision of some of our newbuildings, which in 2011 amounted to $3.1 million (2010: $1.9 million, 2009: $0.8 million).

The Company paid $503,000 in 2011 (2010: $331,000; 2009: $298,000) to Frontline Management AS for the provision of office facilities in Oslo.

As at December 31, 2011, the Company owes Frontline Management and Frontline Management AS a combined total of $0.9 million (2010: $2.0 million) for various items, including newbuilding supervision fees, technical supervision fees and office costs.

The Company paid $115,000 in 2011 (2010: $161,000; 2009: $208,000) to Golar Management UK Limited, a subsidiary of Golar, for the provision of office facilities in London. At December 31, 2011, the Company owed Golar Management UK Limited $53,000 (2010: $122,000), which is included in amounts due to other related parties.

The Company paid $40,000 in 2011 (2010: $19,000; 2009: $17,000) to Seadrill Management (S) Pte Ltd, a subsidiary of Seadrill, for the provision of office facilities in Singapore.

Related party loans – associated companies

In 2010, Ship Finance entered into agreements with SFL West Polaris and SFL Deepwater granting fixed interest loans to them of $145.0 million and $290.0 million, respectively. These loans are repayable in full on July 11, 2023, and October 1, 2023, respectively, or earlier if the companies sell their drilling units. Ship Finance is entitled to take excess cash from these companies, and such amounts are recorded within their current accounts with Ship Finance. The loan agreements specify that the balance on the current accounts will have no interest applied and will be settled by offset against the eventual repayments of the fixed interest loans. In the year ended December 31, 2011, the Company received interest income on these loans of $6.5 million from SFL West Polaris (2010: $6.5 million; 2009: $nil) and $13.1 million from SFL Deepwater (2010: $13.1 million; 2009: $nil), totaling $19.6 million.

Related party purchases and sales of vessels – 2011

In June 2011, a subsidiary of Seadrill, to which the jack-up drilling rig West Prospero was chartered, exercised its option to purchase the rig at the fixed option price of $133.1 million. The rig was owned by Rig Finance II, a wholly-owned subsidiary of the Company accounted for using the equity method. The transaction was effected as a sale of Rig Finance II and a gain of $4.1 million was recorded on the sale (see Note 15).

Related party purchases and sales of vessels – 2010

In February 2010, the Company sold the VLCC Front Vista to a subsidiary of Frontline for $58.5 million, including compensation of approximately $0.4 million receivable from Frontline for the early termination of the related charter.

In December 2010, the charter of the Panamax drybulk carrier Golden Shadow to Golden Ocean was terminated and the vessel sold at Golden Ocean's purchase option price of approximately $21.5 million. The vessel had been owned and leased by Front Shadow Inc, a wholly owned subsidiary of the Company accounted for under the equity method (see Note 15).

Related party purchases and sales of vessels – 2009

In July 2009, a subsidiary of Seadrill, to which the jack-up drilling rig West Ceres was chartered, exercised its option to purchase the rig from the Company at the fixed option price of $135.2 million.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
22.	FINANCIAL INSTRUMENTS

In certain situations, the Company may enter into financial instruments to reduce the risk associated with fluctuations in interest rates and exchange rates.  The Company has a portfolio of swaps which swap floating rate interest to fixed rate, and which also fix the Norwegian kroner to US dollar exchange rate applicable to the interest payable and principal repayment on the NOK bonds due 2014. From a financial perspective these swaps hedge interest rate and exchange rate exposure. The counterparties to such contracts are Nordea Bank Finland Plc, HSH Nordbank AG, ABN AMRO Bank N.V., BNP Paribas, Bank of Scotland plc, NIBC Bank N.V., Scotiabank Europe Plc, DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), ING Bank N.V., Lloyds TSB Bank Plc, Commerzbank AG, The Royal Bank of Scotland plc, Credit Agricole Corporate and Investment Bank, Danske Bank A/S and Swedbank AB (publ). Credit risk exists to the extent that the counterparties are unable to perform under the contracts, but this risk is considered remote as the counterparties are all banks which have provided the Company with loans to which the swaps relate.

The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2011	2010
Designated derivative instruments -Liabilities:
Interest rate swaps	70,071	53,252
Cross currency interest rate swaps	2,012	-

Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,445	-
Cross currency interest rate swaps	97	-
Swaptions	6,245	4,039
	79,870	57,291

(in thousands of $)	2011	2010
Designated derivative instruments -Assets:
Cross currency interest rate swaps	-	1,894
	-	1,894

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates. At December 31, 2011, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for LIBOR or NIBOR, as summarized below. The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$394,210 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$175,013 (reducing to $98,269)	April 2006	May 2019	5.65%
$90,837(reducing to $86,612)	September 2007	September 2012	4.85%
$51,902 (remaining at $51,902)	January 2008	January 2012	3.69%
$41,772 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$33,051 (reducing to $32,244)	March 2008	June 2012	1.88%
$49,772 (reducing to $43,394)	April 2011	December 2018	2.13% - 2.80%
$49,597 (reducing to $22,114)	May 2011	January 2019	1.70% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*
This swap relates to the NOK500 million unsecured bonds, and the 5.32% fixed interest rate paid is exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

As at December 31, 2011, the total notional principal amount subject to such swap agreements was $1,070.7 million (2010: $1,030.5 million).

Foreign currency risk management
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US$84.6 million	October 2010	April 2014

Apart from the NOK500 million senior unsecured bonds due 2014, the majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk.  Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company's cash flows, financial condition and results of operations.

Fair Values

The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2011, and 2010, are as follows:

(in thousands of $)	2011 Carrying value	2011 Fair value	2010 Carrying value	2010 Fair value
Non-derivatives:
Cash and cash equivalents	94,915	94,915	86,967	86,967
Restricted cash	-	-	5,601	5,601
Available for sale securities	23,324	23,324	-	-
Floating rate NOK bonds due 2014	74,583	63,769	78,955	78,955
8.5% US$ Senior Notes due 2013	274,209	264,269	296,074	300,885
3.75% unsecured convertible bonds due 2016	125,000	84,876	-	-
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	-	-	1,894	1,894
Interest rate/ currency swap contracts – long-term payables	79,870	79,870	57,291	57,291

The above long-term payables relating to interest rate swap contracts at December 31, 2011, include $6.2 million which relates to non-designated options to extend certain interest rate swaps (2010: $4.0 million), with the balance relating to designated hedges.

In accordance with the accounting policy relating to interest rate and currency swaps (see Note 2 "Derivatives – Interest rate and currency swaps"), where the Company has designated the swap as a hedge, and to the extent that the hedge is effective, changes in the fair values of interest rate swaps are recognized in other comprehensive income. Changes in the fair value of other swaps and the ineffective portion of swaps designated as hedges are recognized in the consolidated statement of operations.

The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	94,915	94,915
Available for sale securities	23,324	23,324
Total assets	118,239	118,239	-	-
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	-

ASC Topic 820 "Fair Value Measurement and Disclosures" ("ASC 820") emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and should be determined based on the assumptions that market participants would use in pricing the asset or liability. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within levels one and two of the hierarchy) and the reporting entity's own assumptions about market participant assumptions (unobservable inputs classified within level three of the hierarchy).

Level 1 inputs utilize unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Level 2 inputs are inputs other than quoted prices included in level one that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability, other than quoted prices, such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals. Level 3 inputs are unobservable inputs for the assets or liabilities, which typically are based on an entity's own assumptions, as there is little, if any, related market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value. Available for sale securities are recorded at fair value, being their market value as at December 31, 2011.

The estimated fair values for the 8.5% fixed rate Senior Notes, the floating rate NOK bonds and the 3.75% unsecured convertible bonds are based on the quoted market prices.

The fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and LIBOR/NIBOR interest rates as at December 31, 2011.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that most of the amounts are carried with Skandinaviska Enskilda Banken, ABN AMRO, Danske Bank and Nordea. However, the Company believes this risk is remote.

Since the Company was spun-off from Frontline in 2004, Frontline has accounted for a major proportion of our operating revenues. In the year ended December 31, 2011, Frontline accounted for 56% of our operating revenues (2010: 70%, 2009: 72%). There is thus a concentration of revenue risk with Frontline.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
23.	COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

2011
Book value of assets pledged under ship mortgages	$2,241 million

Other Contractual Commitments

The Company has arranged insurance for the legal liability risks for its shipping activities with Assuranceforeningen SKULD, Assuranceforeningen Gard Gjensidig and Britannia Steam Ship Insurance Association Limited, all mutual protection and indemnity associations. On certain of the vessels insured, the Company is subject to calls payable to the associations based on the Company's claims record in addition to the claims records of all other members of the associations.  A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

Following the sale of Rig Finance II to Seadrill (see Note 15), the Company has agreed to continue providing a $20 million guarantee on the entity's term  loan facility until June 2013, or such earlier date as the term loan facility is repaid in full. The guarantee is fully indemnified by Seadrill.

The Company has provided a guarantee for the senior secured loan financing relating to the container vessel chartered-in by SFL Corte Real Limited, which is a wholly-owned subsidiary accounted for using the equity method (see Note 15). At December 31, 2011, the outstanding balance on the loan, which is secured by a first priority mortgage on the vessel, was $56.9 million.

At December 31, 2011, the Company had contractual commitments under newbuilding contracts totaling $275.6 million (2010: $195.5million). There are no other contractual commitments at December 31, 2011.

CONSOLIDATED VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
Consolidated Variable Interest Entities [Abstract]
CONSOLIDATED VARIABLE INTEREST ENTITIES
24.	CONSOLIDATED VARIABLE INTEREST ENTITIES

The Company's consolidated financial statements include 14 variable interest entities, all of which are wholly-owned subsidiaries. These subsidiaries own vessels with existing charters during which related and third parties have fixed price options to purchase the respective vessels, at dates varying from March 2012 to January 2020. It has been determined that the Company is the primary beneficiary of these entities, as none of the purchase options are deemed to be at bargain prices and none of the charters include sales options.

At December 31, 2011, the vessels of two of these entities are accounted for as direct financing leases with a combined carrying value of $92.1 million, unearned lease income of $32.4 million and estimated residual values of $21.7 million. The outstanding loan balances in these two entities total $51.9 million, of which the short-term portion is $6.4 million.

The other 12 fully consolidated variable interest entities each own vessels which are accounted for as operating lease assets, with a total net book value at December 31, 2011, of $537.1 million. The outstanding loan balances in these entities total $386.6 million, of which the short-term portion is $29.4 million.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

In January 2012, the Company took delivery of the newbuilding Supramax drybulk carrier SFL Humber and the newbuilding Handysize drybulk carrier SFL Trent, which immediately upon delivery commenced, respectively, ten year and five year time charters to unrelated parties.

In January 2012, the Company purchased NOK5 million principal amount of its own senior unsecured NOK bonds at a discount of 10%.

In February 2012, the Company took delivery of the newbuilding Handysize drybulk carrier Western Australia, which immediately upon delivery commenced a three year time charter to an unrelated party.

On February 17, 2012, the Board of Ship Finance declared a dividend of $0.30 per share which was paid in cash on March 28, 2012.

In March 2012, four subsidiaries entered into a $184 million secured term loan facility agreement with a bank. The proceeds of the facility will be used to partly fund the acquisition of four newbuilding container vessels.

In March 2012, the Company took delivery of the newbuilding Handysize drybulk carrier SFL Kent, which immediately upon delivery commenced a five year time charter to an unrelated party.

In March 2012, the single-hull VLCC Titan Orion was sold to an unrelated party for proceeds of approximately $14.7 million, net of approximately $9.2 million compensation payable to Frontline for the early termination of the charter. A gain of approximately $2.2 million is expected to be recorded in the first quarter of 2012.

In March 2012, an employee of the Company exercised options to acquire 100,000 shares in the Company at the option price of $6.85 per share. The Company issued 100,000 new shares in order to satisfy the exercised options.

In April 2012, the Company agreed to terminate the long-term bareboat charter agreements with Horizon Lines LLC relating to five container vessels. The Company received a termination compensation of $40 million in the form of second lien notes in Horizon Lines LLC and warrants exercisable into ten percent of the common stock in the parent company Horizon Lines, Inc. The original bareboat charter term for each vessel was 12 years, but following the termination of the Horizon Lines charters Ship Finance will employ the vessels in the time-charter market instead. The acquisition of the vessels in 2006 and 2007 was partly financed by a $210 million secured term loan facility, the terms of which were originally linked to the Horizon Lines charters. The terms of the loan agreement have been amended in order to facilitate new chartering arrangements. Although the bank financing of the five vessels continues without recourse to Ship Finance, as part of the amended agreement the Company will now indirectly guarantee that revenues received by the vessel-owning subsidiaries over approximately the next seven years will achieve certain minimum levels for each vessel. This performance guarantee is however limited to US$25 million in aggregate.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
Basis of Accounting
Basis of Accounting

The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States ("US GAAP"). The consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries.  All inter-company balances and transactions have been eliminated on consolidation.

Consolidation of variable interest entities
Consolidation of variable interest entities

A variable interest entity is defined in Accounting Standards Codification ("ASC") Topic 810 "Consolidation" ("ASC 810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity to finance its activities without additional subordinated support; (b) equity interest holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual returns of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with a disproportionately small voting interest.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity's economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate our subsidiaries, and any other entities in which we hold a variable interest, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Investments in associated companies
Investments in associated companies

Investments in companies over which the Company exercises significant influence but which it does not consolidate are accounted for using the equity method. The Company records its investments in equity-method investees on the consolidated balance sheets as "Investment in associated companies" and its share of the investees' earnings or losses in the consolidated statements of operations as "Equity in earnings of associated companies".

Use of accounting estimates
Use of accounting estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign currencies
Foreign currencies

The Company's functional currency is the U.S. dollar as the majority of revenues are received in U.S. dollars and a majority of the Company's expenditures are made in U.S. dollars. The Company's reporting currency is also the U.S. dollar. Most of the Company's subsidiaries report in U.S. dollars. Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction. Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date. Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange. Foreign currency transaction gains or losses are included in the consolidated statements of operations.

Revenue and expense recognition
Revenue and expense recognition

Revenues and expenses are recognized on the accrual basis. Revenues are generated from time charter hire, bareboat charter hire, direct financing lease interest income, sales-type lease interest income, finance lease service revenues and profit sharing arrangements.

Each charter agreement is evaluated and classified as an operating or a capital lease. Rental receipts from operating leases are recognized in income over the period to which the receipt relates.

Rental payments from capital leases, which are either direct financing leases or sales-type leases, are allocated between lease service revenue, if applicable, lease interest income and repayment of net investment in leases. The amount allocated to lease service revenue is based on the estimated fair value, at the time of entering the lease agreement, of the services provided which consist of ship management and operating services.

Any contingent elements of rental income, such as profit share or interest rate adjustments, are recognized when the contingent conditions have materialized.

Cash and cash equivalents
Cash and cash equivalents

For the purposes of the statement of cash flows, all demand and time deposits and highly liquid, low risk investments with original maturities of three months or less are considered equivalent to cash.

Available for sale securities
Available for sale securities

Available for sale securities held by the Company consist of corporate bonds, which earn interest income. Any premium paid on acquisition is amortized over the life of the bond. Available for sale securities are recorded at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income.

Inventories	Inventories Inventories comprise principally of lubricating oils and are stated at the lower of cost and market value. Cost is determined on a first-in first-out basis.
Vessels and equipment (including operating lease assets)
Vessels and equipment (including operating lease assets)

Vessels and equipment are recorded at historical cost less accumulated depreciation.  The cost of these assets less estimated residual value is depreciated on a straight-line basis over the estimated remaining economic useful life of the asset. The estimated economic useful life of our offshore assets, including drilling rigs and drillships, is 30 years and for all other vessels it is 25 years.  These are common life expectancies applied in the shipping and offshore industries.

Where an asset is subject to an operating lease that includes fixed price purchase options, the projected net book value of the asset is compared to the option price at the various option dates. If any option price is less than the projected net book value at an option date, the initial depreciation schedule is amended so that the carrying value of the asset is written down on a straight line basis to the option price at the option date. If the option is not exercised, this process is repeated so as to amortize the remaining carrying value, on a straight line basis, to the estimated scrap value or the option price at the next option date, as appropriate.

This accounting policy for fixed assets has the effect that if an option is exercised there will be either a) no gain or loss on the sale of the asset or b) in the event that the option is exercised at a price in excess of the net book value at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners, under the heading "gain on sale of assets".

Newbuildings
Newbuildings

The carrying value of vessels under construction ("newbuildings") represents the accumulated costs to the balance sheet date which the Company has paid by way of purchase installments and other capital expenditures together with capitalized loan interest and associated finance costs. No charge for depreciation is made until a newbuilding is put into operation.

Investment in Capital Leases
Investment in Capital Leases

Leases (charters) of our vessels where we are the lessor are classified as either capital leases or operating leases, based on an assessment of the terms of the lease. For charters classified as capital leases, the minimum lease payments (reduced in the case of time-chartered vessels by projected vessel operating costs) plus the estimated residual value of the vessel are recorded as the gross investment in the capital lease.

For capital leases that are direct financing leases, the difference between the gross investment in the lease and the carrying value of the vessel is recorded as unearned lease interest income. The net investment in the lease consists of the gross investment less the unearned income. Over the period of the lease each charter payment received, net of vessel operating costs if applicable, is allocated between "lease interest income" and "repayment of investment in lease" in such a way as to produce a constant percentage rate of return on the balance of the net investment in the direct financing lease. Thus, as the balance of the net investment in each direct financing lease decreases, a lower proportion of each lease payment received is allocated to lease interest income and a greater proportion is allocated to lease repayment. For direct financing leases relating to time chartered vessels, the portion of each time charter payment received that relates to vessel operating costs is classified as "lease service revenue".

For capital leases that are sales-type leases, the difference between the gross investment in the lease and the present value of its components, i.e. the minimum lease payments and the estimated residual value, is recorded as unearned lease interest income. The discount rate used in determining the present values is the interest rate implicit in the lease. The present value of the minimum lease payments, computed using the interest rate implicit in the lease, is recorded as the sales price, from which the carrying value of the vessel at the commencement of the lease is deducted in order to determine the profit or loss on sale. As is the case for direct financing leases, the unearned lease interest income is amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in the lease.

Where a capital lease relates to a charter arrangement containing fixed price purchase options, the projected carrying value of the net investment in the lease is compared to the option price at the various option dates. If any option price is less than the projected net investment in the lease at an option date, the rate of amortization of unearned lease interest income is adjusted to reduce the net investment to the option price at the option date. If the option is not exercised, this process is repeated so as to reduce the net investment in the lease to the un-guaranteed residual value or the option price at the next option date, as appropriate.

This accounting policy for investments in capital leases has the effect that if an option is exercised there will either be a) no gain or loss on the exercise of the option or b) in the event that an option is exercised at a price in excess of the net investment in the lease at the option date, a gain will be reported in the statement of operations at the date of delivery to the new owners.

Other Investments
Other Investments

Other long-term investments are measured at fair value using the best available value indicators. The Company currently has one such investment in shares which are not publicly traded.  The best estimate available for the valuation of this investment is the cost basis. When using this basis of valuation, the Company carries out regular reviews for possible impairment adjustments. Following such a review, an adjustment was made to the carrying value of this asset in 2009, which was reported in the consolidated statement of operations as "Long-term investment impairment charge".

Deemed Equity Contributions
Deemed Equity Contributions

The Company has accounted for the acquisition of vessels from Frontline at Frontline's historical carrying value.  The difference between the historical carrying value and the net investment in the lease has been recorded as a deferred deemed equity contribution. This deferred deemed equity contribution is presented as a reduction in the net investment in direct financing leases in the balance sheet.  This results from the related party nature of both the transfer of the vessel and the subsequent direct financing lease.  The deferred deemed equity contribution is amortized as a credit to contributed surplus over the life of the new lease arrangement, as lease payments are applied to the principal balance of the lease receivable.

Impairment of long-lived assets
Impairment of long-lived assets

The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company assesses recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell. The Company carried out a review of the carrying value of its vessels, drilling rigs and long-term investments in the second quarter of the year ended December 31, 2009, and concluded that the carrying values of its six single-hull vessels, excluding those sold under sales-type lease agreements, and its investment in shares were impaired. Following the impairment charges taken against these assets in 2009, the review of the carrying value of long-lived assets as at December 31, 2010 and 2011, indicated that none of the Company's asset values are further impaired.

Deferred charges
Deferred charges

Loan costs, including debt arrangement fees, are capitalized and amortized on a straight line basis over the term of the relevant loan. The straight line basis of amortization approximates the effective interest method in the Company's statement of operations. Amortization of loan costs is included in interest expense. If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid. Similarly, if a portion of a loan is repaid early, the corresponding portion of the unamortized related deferred charges is charged against income in the period in which the early repayment is made.

Financial Instruments
Financial Instruments

In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including most derivatives and long-term debt, standard market conventions and techniques such as options pricing models are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Derivatives
Derivatives

Interest rate and currency swaps

The Company enters into interest rate swap transactions from time to time to hedge a portion of its exposure to floating interest rates. These transactions involve the conversion of floating interest rates into fixed rates over the life of the transactions without an exchange of underlying principal. The Company also enters into currency swap transactions from time to time to hedge against the effects of exchange rate fluctuations on loan liabilities. Currency swap transactions involve the exchange of fixed amounts of other currencies for fixed US dollar amounts over the life of the transactions, including an exchange of underlying principal.  The Company may also enter into a combination of interest and currency swaps "cross currency interest rate swaps". The fair values of the interest rate and currency swap contracts, including cross currency interest rate swaps, are recognized as assets or liabilities, and for certain of the Company's swaps the changes in fair values are recognized in the consolidated statements of operations. When the interest rate and/or currency swap or combination, qualifies for hedge accounting under ASC Topic 815 "Derivatives and Hedging" ("ASC 815"), and the Company has formally designated the swap as a hedge to the underlying loan, and when the hedge is effective, the changes in the fair value of the swap are recognized in other comprehensive income. If it becomes probable that the hedged forecasted transaction to which these swaps relate will not occur, the amounts in other comprehensive income will be reclassified into earnings immediately.

Total return bond swaps

The Company may enter into short-term total return bond swap lines with banks, whereby the banks acquire the Company's Senior Notes or other bonds, and the Company carries the risk of fluctuations in the market price of the acquired notes. The Company pays variable rate interest to the banks calculated on the nominal value of the bonds held under the swap arrangement, and receives the fixed rate coupon interest paid on the bonds held by the banks. The fair value of the bond swaps are recognized as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations.

Total return equity swaps

The Company may enter into Total Return Swaps ("TRS") indexed to the Company's own shares, whereby the counterparty acquires shares in the Company, and the Company carries the risk of fluctuations in the share price of the acquired shares. The settlement amount for each TRS transaction will be (A) the proceeds on sale of the shares plus all dividends received by the counterparty while holding the shares, less (B) the cost of purchasing the shares plus an agreed compensation for cost of carriage for the counterparty. Settlement will be either a payment from or to the counterparty, depending on whether A is more or less than B. The fair value of each TRS is recorded as an asset or liability, with the changes in fair values recognized in the consolidated statement of operations. The Company may, from time to time, enter into TRS arrangements indexed to shares in other companies and these are reported in the same way.

Drydocking provisions
Drydocking provisions

Normal vessel repair and maintenance costs are charged to expense when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

Stock-based compensation
Stock-based compensation

The Company has adopted ASC Topic 718 "Compensation – Stock Compensation" ("ASC 718"), under which we are required to expense the fair value of stock options issued to employees over the period the options vest. The Company uses the simplified method for making estimates of the expected term of stock options.

Reclassifications	Reclassifications Certain prior year balances have been reclassified to conform to current year presentation.

EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE [Abstract]
Earnings per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2011	2010	2009
Basic:
Net income available to stockholders	131,175	165,712	192,598
Diluted:
Net income available to stockholders	131,175	165,712	192,598
Interest paid on convertible bonds	4,180	-	-
	135,355	165,712	192,598

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2011	2010	2009
Basic earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Diluted earnings per share:
Weighted average number of common shares outstanding	79,125	79,056	74,399
Effect of dilutive share options	286	227	5
Effect of dilutive convertible debt	4,216	-	-
	83,627	79,283	74,404

OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING LEASES [Abstract]
Minimum future revenue to be received under non-cancelable operating leases
The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2011, are as follows:

(in thousands of $) Year ending December 31
2012	129,653
2013	126,081
2014	125,806
2015	123,797
2016	120,989
Thereafter	255,521
Total minimum lease revenues	881,847

Cost and accumulated depreciation of vessels leased to third parties on operating leases
The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2011 and 2010 were as follows:

(in thousands of $)	2011	2010
Cost	1,062,295	811,740
Accumulated depreciation	165,465	116,229
Vessels and equipment, net	896,830	695,511

GAIN ON SALE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
GAIN ON SALE OF ASSETS [Abstract]
Realized gains/(losses) on sales of vessels
During the year ended December 31, 2011, the Company realized the following gains / (losses) on sales of vessels:

(in thousands of $) Vessel	Imputed sales price	Book value	Gain/(loss)
Ticen Sun (ex Front Highness)	11,496	9,817	1,679
Front Ace	12,938	14,339	(1,401)
Front Leader	18,254	16,278	1,976
Front Breaker	17,863	13,986	3,877
Front Striver	18,684	16,347	2,337
	79,235	70,767	8,468

OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2011
Other Income and Expenses [Abstract]
Other Financial Items
Other financial items comprise the following items:

	Year ended December 31
(in thousands of $)	2011	2010	2009
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives	(3,628)	(14,682)	14,565
Net decrease in mark-to-market valuation of designated derivatives	(780)	(51)	(1,890)
Other items	(2,632)	(1,475)	(1,625)
Total other financial items	(7,040)	(16,208)	11,050

RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH [Abstract]
Restricted cash
(in thousands of $)	2011	2010
Restricted cash	-	5,601

VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and Equipment
(in thousands of $)	2011	2010
Cost	1,062,295	811,740
Accumulated depreciation	165,465	116,229
Vessels and equipment, net	896,830	695,511

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at December 31, 2011, of which Glorycrown and Everbright accounted for $99.2 million:

(in thousands of $)	2011	2010
Total minimum lease payments to be received	2,181,586	2,779,907
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(629,397)	(726,751)
Net minimum lease payments receivable	1,552,189	2,053,156
Estimated residual values of leased property (un-guaranteed)	352,328	370,379
Less: unearned income	(503,921)	(770,417)
	1,400,596	1,653,118
Less: deferred deemed equity contribution	(164,471)	(180,890)
Less: unamortized gains	(16,065)	(16,947)
Total investment in direct financing and sales-type leases	1,220,060	1,455,281

Current portion	60,160	103,976
Long-term portion	1,159,900	1,351,305
	1,220,060	1,455,281

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2011, are as follows:

(in thousands of $) Year ending December 31
2012	191,833
2013	187,952
2014	186,533
2015	215,338
2016	250,816
Thereafter	1,149,114
Total minimum lease revenues	2,181,586

INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2011
INVESTMENT IN ASSOCIATED COMPANIES [Abstract]
Percentage participation using the equity method of accounting
At December 31, 2011 and 2010, the Company had the following participation in investments that are recorded using the equity method:

	2011	2010
SFL West Polaris Limited ("SFL West Polaris")	100.00%	100.00%
SFL Deepwater Ltd ("SFL Deepwater")	100.00%	100.00%
Rig Finance II Limited ("Rig Finance II")	-	100.00%
Bluelot Shipping Company Limited ("Bluelot")	100.00%	-
SFL Corte Real Limited ("Corte Real")	100.00%	-

Summarized financial statement information of equity method investees
Summarized balance sheet information of the Company's equity method investees is as follows:

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets (1)	225,958	1,751	1,690	-	86,641	135,876
Non-current assets	1,663,530	-	-	-	535,967	1,127,563
Current liabilities	201,355	20	4	-	77,282	124,049
Non-current liabilities (2)	1,518,295	-	-	-	494,224	1,024,071

	As of December 31, 2010
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets (1)	297,578	-	-	38,447	89,612	169,519
Non-current assets	1,996,461	-	-	125,397	612,878	1,258,186
Current liabilities	258,217	-	-	9,248	80,451	168,518
Non-current liabilities (2)	1,871,458	-	-	91,910	600,082	1,179,466

(1)
Bluelot and Corte Real current assets at December 31, 2011, include $1.7 million (2010: $nil) and $1.7 million (2010: $nil) due from Ship Finance, respectively. Rig Finance II current assets at December 31, 2010, include $30.7 million (2011: $nil) due from Ship Finance – see Note 21 "Related party transactions".

(2)
SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2011, include $84.6 million (2010: $101.4 million) and $189.6 million (2010: $224.2 million) due to Ship Finance – see Note 21.

Summarized statement of operations information of the Company's equity method investees is shown below.

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income (3)	50,902	1,731	1,686	2,818	12,806	31,861

	Year ended December 31, 2010
(in thousands of $)	TOTAL	Bluelot and Corte Real	Front Shadow	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	137,344	-	899	-	52,318	84,127
Net operating revenues	137,149	-	749	-	52,316	84,084
Net income (3)	50,413	-	548	-	14,569	35,296

	Year ended December 31, 2009
(in thousands of $)	TOTAL	Bluelot and Corte Real	Front Shadow	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	150,473	-	1,109	-	57,547	91,817
Net operating revenues	150,230	-	1,096	-	57,442	91,692
Net income (3)	75,629	-	864	-	22,476	52,289

(3)
The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2011, includes interest payable to Ship Finance amounting to $6.5 million (2010: $6.5 million; 2009: $nil) and $13.1 million (2010: $13.1 million; 2009: $nil), respectively - see Note 21.

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES [Abstract]
Schedule of Accrued Expenses	ACCRUED EXPENSES
(in thousands of $)	2011	2010
Ship operating expenses	1,013	537
Administrative expenses	697	704
Interest expense	7,660	5,272
	9,370	6,513

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT [Abstract]
Schedule of Long-Term Debt
(in thousands of $)	2011	2010
Long-term debt:
8.5% Senior Notes due 2013	274,209	296,074
Norwegian kroner 500 million senior unsecured floating rate bonds due 2014	74,583	78,955
3.75% senior unsecured convertible bonds due 2016	125,000	-
U.S. dollar denominated floating rate debt (LIBOR plus margin) due through 2021	1,436,672	1,547,825
	1,910,464	1,922,854
Less: current portion of long-term debt	(150,342)	(162,785)
	1,760,122	1,760,069

Schedule of Maturities of Long-term Debt
The outstanding debt as of December 31, 2011, is repayable as follows:

(in thousands of $) Year ending December 31
2012	150,342
2013	506,158
2014	306,329
2015	367,983
2016	178,411
Thereafter	401,241
Total debt	1,910,464

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2011
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2011	2010
125,000,000 common shares of $1.00 par value each	125,000	125,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2011	2010
79,125,000 common shares of $1.00 par value each (2010: 79,125,000 shares)	79,125	79,125

SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2011, 2010 and 2009:

	2011		2010		2009
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	617,000	10.14	770,000	14.84	555,000	24.18
Cancelled	-	-	-	-	(355,000)	21.91
Granted	213,500	20.13	97,000	18.19	570,000	10.91
Exercised	-	-	(26,334)	10.38	-	-
Forfeited	-	-	(223,666)	26.69	-	-
Options outstanding at end of year	830,500	11.25	617,000	10.14	770,000	14.84
Exercisable at end of year	434,006	7.94	280,005	8.87	133,333	27.64

Weighted average assumptions used to calculate the fair values of options granted and modified
The fair values of options granted or modified are estimated on the date of the grant or modification using the Black-Scholes-Merton option valuation model. The weighted average assumptions used to calculate the fair values of new options granted in 2011, 2010 and 2009 and of the options modified in 2009 are as follows:

	New options granted in year ended December 31			Options modified in
	2011	2010	2009	2009
	(at grant date)	(at grant date)	(at grant date)	(at modification date)
Risk free interest rate	1.13%	1.32%	1.42%	1.41%
Expected volatility	65.6%	65.6%	64.3%	63.5%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected life of options	3.5 years	3.5 years	3.5 years	3.5 years

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 14):

(in thousands of $)	2011	2010
Amounts due from:
Frontline Charterers	8,356	31,138
Frontline Ltd	1,206	1,091
Deep Sea	-	512
Seadrill	213	4
Total amount due from related parties	9,775	32,745

Loans to related parties - associated companies, long-term
SFL West Polaris	84,621	101,433
SFL Deepwater	189,563	224,179
Total loans to related parties - associated companies, long-term	274,184	325,612

Amounts due to:
Rig Finance II	-	30,659
Frontline Management	944	2,001
Bluelot	1,731	-
Corte Real	1,686	-
Other related parties	60	156
Total amount due to related parties	4,421	32,816

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Seadrill and Deep Sea is as follows:

Payments (in millions of $)	2011	2010	2009
Operating lease income	21.9	22.6	20.4
Direct financing lease interest income	97.8	119.4	147.5
Finance lease service revenue	70.0	76.9	89.0
Direct financing lease repayments	199.5	123.8	153.8

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as Cash Flow hedges
The following table presents the fair values of the Company's derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	2011	2010
Designated derivative instruments -Liabilities:
Interest rate swaps	70,071	53,252
Cross currency interest rate swaps	2,012	-

Non-designated derivative instruments -Liabilities:
Interest rate swaps	1,445	-
Cross currency interest rate swaps	97	-
Swaptions	6,245	4,039
	79,870	57,291

(in thousands of $)	2011	2010
Designated derivative instruments -Assets:
Cross currency interest rate swaps	-	1,894
	-	1,894

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, which are all hedges against specific loans.

Notional Principal (in thousands of $)	Inception date	Maturity date	Fixed interest rate
$394,210 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$175,013 (reducing to $98,269)	April 2006	May 2019	5.65%
$90,837(reducing to $86,612)	September 2007	September 2012	4.85%
$51,902 (remaining at $51,902)	January 2008	January 2012	3.69%
$41,772 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$33,051 (reducing to $32,244)	March 2008	June 2012	1.88%
$49,772 (reducing to $43,394)	April 2011	December 2018	2.13% - 2.80%
$49,597 (reducing to $22,114)	May 2011	January 2019	1.70% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$84,594 (equivalent to NOK500 million)	October 2010	April 2014	5.32%*

*
This swap relates to the NOK500 million unsecured bonds, and the 5.32% fixed interest rate paid is exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK500 million senior unsecured bonds due 2014.

Principal Receivable	Principal Payable	Inception date	Maturity date
NOK500 million	US$84.6 million	October 2010	April 2014

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company's financial assets and liabilities at December 31, 2011, and 2010, are as follows:

(in thousands of $)	2011 Carrying value	2011 Fair value	2010 Carrying value	2010 Fair value
Non-derivatives:
Cash and cash equivalents	94,915	94,915	86,967	86,967
Restricted cash	-	-	5,601	5,601
Available for sale securities	23,324	23,324	-	-
Floating rate NOK bonds due 2014	74,583	63,769	78,955	78,955
8.5% US$ Senior Notes due 2013	274,209	264,269	296,074	300,885
3.75% unsecured convertible bonds due 2016	125,000	84,876	-	-
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	-	-	1,894	1,894
Interest rate/ currency swap contracts – long-term payables	79,870	79,870	57,291	57,291

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities are measured as follows:

		Fair value measurements using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands of $)	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and cash equivalents	94,915	94,915
Available for sale securities	23,324	23,324
Total assets	118,239	118,239	-	-
Liabilities:
Floating rate NOK bonds due 2014	63,769	63,769
8.5% Senior Notes due 2013	264,269	264,269
3.75% unsecured convertible bonds due 2016	84,876	84,876
Interest rate swap contracts – long-term payables	79,870		79,870
Total liabilities	492,784	412,914	79,870	-

COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of assets pledged	Assets Pledged
2011
Book value of assets pledged under ship mortgages	$2,241 million

GENERAL (Details)	Dec. 31, 2011
GENERAL [Abstract]
Number of very large crude oil carriers owned	20
Number of Suezmax crude oil carriers owned	8
Number of oil/bulk/ore carriers owned	5
Number of Supramax drybulk carriers owned	4
Number of Handysize drybulk carriers owned	2
Number of container vessels owned	9
Number of jack-up drilling rigs owned	1
Number of ultra-deepwater drilling units owned by wholly-owned subsidiaries accounted for using the equity method	3
Number of offshore supply vessels owned	6
Number of chemical tankers owned	2
Number of non-double hull very large crude oil carriers owned, the sales of which have been agreed	3
Number of wholly-owned subsidiaries that have chartered-in vessels on a long-term bareboat basis	2
Number of Handysize drybulk carriers contracted to be acquired	5
Number of Supramax drybulk carriers contracted to be acquired	1
Number of container vessels contracted to be acquired	4

ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009
Cash and cash equivalents [Abstract]
Maximum period of original maturities of investments to be considered equivalent to cash (in months)	3M
Other Investments [Abstract]
Number of long-term investments in shares which are not publicly traded	1
Impairment of long-lived assets [Abstract]
Number of impaired single-hull vessels		6
Offshore assets [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	30
All other vessels [Member]
Vessels and equipment (including operating lease assets) [Abstract]
Estimated economic useful life (in years)	25

SEGMENT INFORMATION (Details)	Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
Number of reportable segments	1

EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator - basic [Abstract]
Net income available to stockholders	$ 131,175	$ 165,712	$ 192,598
Numerator - diluted [Abstract]
Net income available to stockholders	131,175	165,712	192,598
Interest paid on convertible bonds	4,180	0	0
Net income available to stockholders, diluted	$ 135,355	$ 165,712	$ 192,598
Denominator - basic earnings per share [Abstract]
Weighted average number of common shares outstanding (in shares)	79,125	79,056	74,399
Denominator - diluted earnings per share [Abstract]
Weighted average number of common shares outstanding (in shares)	79,125	79,056	74,399
Effect of dilutive share options (in shares)	286	227	5
Effect of dilutive convertible debt (in shares)	4,216	0	0
Weighted average number of diluted common shares outstanding (in shares)	83,627	79,283	74,404

OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2012	$ 129,653
2013	126,081
2014	125,806
2015	123,797
2016	120,989
Thereafter	255,521
Total minimum lease revenues	881,847
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost	1,062,295	811,740
Accumulated depreciation	165,465	116,229
Vessels and equipment, net	$ 896,830	$ 695,511

GAIN ON SALE OF ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Sales of Vessels [Abstract]
Imputed sales price	$ 79,235
Book value	70,767
Gain/(loss)	8,468
Ticen Sun (ex Front Highness) [Member]
Sales of Vessels [Abstract]
Imputed sales price	11,496
Book value	9,817
Gain/(loss)	1,679
Front Ace [Member]
Sales of Vessels [Abstract]
Imputed sales price	12,938
Book value	14,339
Gain/(loss)	(1,401)
Front Leader [Member]
Sales of Vessels [Abstract]
Imputed sales price	18,254
Book value	16,278
Gain/(loss)	1,976
Front Breaker [Member]
Sales of Vessels [Abstract]
Imputed sales price	17,863
Book value	13,986
Gain/(loss)	3,877
Front Striver [Member]
Sales of Vessels [Abstract]
Imputed sales price	18,684
Book value	16,347
Gain/(loss)	$ 2,337

OTHER FINANCIAL ITEMS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income and Expenses [Abstract]
Net (decrease)/increase in mark-to-market valuation of non-designated derivatives	$ (3,628,000)	$ (14,682,000)	$ 14,565,000
Net decrease in mark-to-market valuation of designated derivatives	(780,000)	(51,000)	(1,890,000)
Other items	(2,632,000)	(1,475,000)	(1,625,000)
Total other financial items	(7,040,000)	(16,208,000)	11,050,000
Amount reclassified from Other comprehensive income resulting from certain interest rate swaps no longer being designated as cash flow hedges	$ 1,800,000	$ 14,600,000	$ 0

RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
RESTRICTED CASH [Abstract]
Restricted cash	$ 0	$ 5,601

TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES [Abstract]
Allowance for doubtful accounts, trade receivables	$ 0	$ 0

VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and equipment, cost	$ 1,062,295,000	$ 811,740,000
Vessels and equipment, accumulated depreciation	165,465,000	116,229,000
Vessels and equipment, net	896,830,000	695,511,000
Number of drybulk carriers delivered	4	2
Number of jack-up drilling rigs delivered	1
Cost of drybulk carriers	123,500,000
Cost of jack-up drilling rig Soehanah	151,600,000
Number of container vessel delivered		1
Cost of drybulk carriers and container vessel		103,200,000
Depreciation expense	$ 49,929,000	$ 34,201,000	$ 30,236,000

NEWBUILDINGS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
NEWBUILDINGS [Abstract]
Interest capitalized in the cost of newbuildings	$ 0.4	$ 0.3	$ 0.6
Number of newbuilding contracts	10	10
Accumulated costs of newbuildings	$ 123.8	$ 90.6
Number of drybulk carriers delivered	4	2
Number of contracts for the construction container vessels agreed	4

INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
Term of charters, minimum (in years)	3
Term of charters, maximum (in years)	15
Number of offshore supply vessels chartered on long-term bareboat charters	2
Assets accounted for as direct financing leases and leased to related parties	30
Assets accounted for as sales-type leases and leased to non-related parties	2
Value of investments in sales-type leases for Glorycrown and Everbright	$ 99,200,000
Components of investments in direct financing and sales-type leases [Abstract]
Total minimum lease payments to be received	2,181,586,000	2,779,907,000
Less : amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(629,397,000)	(726,751,000)
Net minimum lease payments receivable	1,552,189,000	2,053,156,000
Estimated residual values of leased property (un-guaranteed)	352,328,000	370,379,000
Less : unearned income	(503,921,000)	(770,417,000)
Net investment in direct financing and sales-type leases before deferred deemed equity contribution and unamortized gains	1,400,596,000	1,653,118,000
Less: deferred deemed equity contribution	(164,471,000)	(180,890,000)
Less: unamortized gains	(16,065,000)	(16,947,000)
Total investment in direct financing and sales-type leases	1,220,060,000	1,455,281,000
Current portion	60,160,000	103,976,000
Long-term portion	1,159,900,000	1,351,305,000
Minimum future lease revenues to be received [Abstract]
2012	191,833,000
2013	187,952,000
2014	186,533,000
2015	215,338,000
2016	250,816,000
Thereafter	1,149,114,000
Total minimum lease revenues	$ 2,181,586,000
Number of charter agreements, accounted for as direct financing leases, amended during the period	28

INVESTMENT IN ASSOCIATED COMPANIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Equity Method Investments [Line Items]
Term loan facility, amount outstanding	$ 1,910,464,000		$ 1,922,854,000
Gain on sale of investment in associated company	4,064,000		0		0
SFL West Polaris [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		100.00%
Term loan facility, amount outstanding	470,200,000
Term loan facility, principal amount	700,000,000
Term loan facility, amount guaranteed	80,000,000
Summarized balance sheet information [Abstract]
Current assets	86,641,000	[1]	89,612,000	[1]
Non-current assets	535,967,000		612,878,000
Current liabilities	77,282,000		80,451,000
Non-current liabilities	494,224,000	[2]	600,082,000	[2]
Statement of operations information [Abstract]
Operating revenues	46,771,000		52,318,000		57,547,000
Net operating revenues	46,767,000		52,316,000		57,442,000
Net income	12,806,000	[3]	14,569,000	[3]	22,476,000	[3]
Due to parent	84,600,000		101,400,000
Interest payable to parent	6,500,000		6,500,000		0
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		100.00%
Term loan facility, amount outstanding	938,900,000
Term loan facility, principal amount	1,400,000,000
Term loan facility, amount guaranteed	200,000,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations	2
Summarized balance sheet information [Abstract]
Current assets	135,876,000	[1]	169,519,000	[1]
Non-current assets	1,127,563,000		1,258,186,000
Current liabilities	124,049,000		168,518,000
Non-current liabilities	1,024,071,000	[2]	1,179,466,000	[2]
Statement of operations information [Abstract]
Operating revenues	76,586,000		84,127,000		91,817,000
Net operating revenues	76,583,000		84,084,000		91,692,000
Net income	31,861,000	[3]	35,296,000	[3]	52,289,000	[3]
Due to parent	189,600,000		224,200,000
Interest payable to parent	13,100,000		13,100,000		0
Rig Finance II [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	0.00%		100.00%
Term loan facility, principal amount	170,000,000
Term loan facility, amount guaranteed	20,000,000
Call option price relating to vessel sold	133,100,000
Gain on sale of investment in associated company	4,064,000
Number of additional call options after amended terms of the charter	2
Summarized balance sheet information [Abstract]
Current assets	0	[1]	38,447,000	[1]
Non-current assets	0		125,397,000
Current liabilities	0		9,248,000
Non-current liabilities	0	[2]	91,910,000	[2]
Statement of operations information [Abstract]
Operating revenues	3,550,000		0		0
Net operating revenues	3,544,000		0		0
Net income	2,818,000	[3]	0	[3]	0	[3]
Due from parent	0		30,700,000
Bluelot Shipping Company [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		0.00%
Number of parties which can effectively terminate tripartite lease agreement	1
Summarized balance sheet information [Abstract]
Current assets	1,751,000	[1]	0	[1]
Non-current assets	0		0
Current liabilities	20,000		0
Non-current liabilities	0	[2]	0	[2]
Statement of operations information [Abstract]
Operating revenues	14,499,000		0		0
Net operating revenues	1,731,000		0		0
Net income	1,731,000	[3]	0	[3]	0	[3]
Due from parent	1,700,000		0
Cost of vessel leased	171,000,000
Investment loan to finance vessel	25,000,000
Term of lease (in years)	15
Purchase price of vessel-owning entity pursuant to options of lessee	2,600,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties	60,000,000
SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%		0.00%
Number of parties which can effectively terminate tripartite lease agreement	1
Summarized balance sheet information [Abstract]
Current assets	1,690,000	[1]	0	[1]
Non-current assets	0		0
Current liabilities	4,000		0
Non-current liabilities	0	[2]	0	[2]
Statement of operations information [Abstract]
Operating revenues	14,108,000		0		0
Net operating revenues	1,686,000		0		0
Net income	1,686,000	[3]	0	[3]	0	[3]
Due from parent	1,700,000		0
Cost of vessel leased	171,000,000
Investment loan to finance vessel	25,000,000
Term of lease (in years)	15
Purchase price of vessel-owning entity pursuant to options of lessee	2,600,000
Initial amount of senior secured loan provided by financial institutions to unrelated third parties	60,000,000
Front Shadow [Member]
Schedule of Equity Method Investments [Line Items]
Call option price relating to vessel sold			21,500,000
Statement of operations information [Abstract]
Operating revenues			899,000		1,109,000
Net operating revenues			749,000		1,096,000
Net income			548,000	[3]	864,000	[3]
Total [Member]
Summarized balance sheet information [Abstract]
Current assets	225,958,000	[1]	297,578,000	[1]
Non-current assets	1,663,530,000		1,996,461,000
Current liabilities	201,355,000		258,217,000
Non-current liabilities	1,518,295,000	[2]	1,871,458,000	[2]
Statement of operations information [Abstract]
Operating revenues	155,514,000		137,344,000		150,473,000
Net operating revenues	130,311,000		137,149,000		150,230,000
Net income	$ 50,902,000	[3]	$ 50,413,000	[3]	$ 75,629,000	[3]

[1]	Bluelot and Corte Real current assets at December 31, 2011, include $1.7 million (2010: $nil) and $1.7 million (2010: $nil) due from Ship Finance, respectively. Rig Finance II current assets at December 31, 2010, include $30.7 million (2011: $nil) due from Ship Finance - see Note 21 "Related party transactions".
[2]	SFL West Polaris and SFL Deepwater non-current liabilities at December 31, 2011, include $84.6 million (2010: $101.4 million) and $189.6 million (2010: $224.2 million) due to Ship Finance - see Note 21.
[3]	The net income of SFL West Polaris and SFL Deepwater in the year ended December 31, 2011, includes interest payable to Ship Finance amounting to $6.5 million (2010: $6.5 million; 2009: $nil) and $13.1 million (2010: $13.1 million; 2009: $nil), respectively - see Note 21.

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES [Abstract]
Ship operating expenses	$ 1,013	$ 537
Administrative expenses	697	704
Interest expense	7,660	5,272
Accrued expenses	$ 9,370	$ 6,513

LONG-TERM DEBT (Details)	12 Months Ended						36 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended										12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2010 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2009 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2006 8.5% Senior Notes due 2013 [Member] USD ($)	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Dec. 31, 2011 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 350 million combined senior and junior secured loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 350 million combined senior and junior secured loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 210 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 149 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 77 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 30 million secured revolving credit facility (February 2008) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 49 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 58 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 60 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 60 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 30 million secured term loan facility (June 2009) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (February 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 725 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 43 million secured term loan facility (March 2010) [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 25 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 25 million secured revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 54 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 95 million secured term loan and revolving credit facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 75 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2010 Floating Rate Debt [Member] US$ 171 million secured term loan facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 55 million secured securities financing facility [Member] USD ($)	Dec. 31, 2011 Floating Rate Debt [Member] US$ 167 million secured term loan facility USD ($)	Dec. 31, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Feb. 08, 2011 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)	Dec. 31, 2010 3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 1,910,464,000	$ 1,922,854,000		$ 274,209,000	$ 296,074,000			446,500,000	459,500,000	$ 74,583,000	$ 78,955,000	$ 1,436,672,000	$ 1,547,825,000	$ 144,100,000	$ 200,700,000	$ 175,000,000	$ 183,100,000	$ 90,800,000	$ 99,300,000	$ 51,900,000	$ 58,300,000	$ 9,000,000	$ 11,000,000	$ 33,300,000	$ 44,500,000	$ 33,600,000	$ 33,600,000	$ 46,500,000	$ 51,900,000	$ 23,500,000	$ 26,100,000	$ 37,600,000	$ 40,500,000	$ 439,800,000	$ 679,700,000	$ 37,600,000	$ 40,500,000	$ 15,000,000	$ 25,000,000	$ 49,800,000	$ 53,700,000	$ 87,500,000		$ 64,700,000		$ 96,800,000				$ 125,000,000		$ 0
Conversion price (in dollars per share)																																																		$ 23.94	$ 27.05
Premium of conversion price to share price (in hundredths)																																																			35.00%
Threshold percentage of value of shares underlying each bond to principal amount of bond for the bonds to be callable (in hundredths)																																																		130.00%
Number of new vessels acquired that were partly funded by secured term loan facility														5		5		5		2				2
Term of loan (in years)																12		7		7		7		10		5						5		5		5		2		8		7		8		10			6
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement																5		5		2				2		2														2				3		8
Number of vessels sold																		1																3				2
Number of remaining vessels relating to loan facility																		4																				3
Number of vessels against which loan was secured																										2								23				5						3		8
Number of vessels delivered																																												2		2
Amount available to draw																																												9,000,000		72,000,000
Percentage of acquisition cost of securities which may be funded by financing facility (in hundredths)																																																50.00%
Stated interest rate (in hundredths)				8.50%																																														3.75%
Maturity date of debt				2013				2014-04-07				2021		2012-06														January 2013		January 2013																				2016
Debt instrument, face amount				580,000,000				500,000,000						350,000,000		210,000,000		149,000,000		77,000,000		30,000,000		49,000,000		58,000,000		60,000,000		30,000,000		42,600,000		725,000,000		42,600,000		25,000,000		53,700,000		95,000,000		75,400,000		171,000,000		55,000,000	167,000,000	125,000,000
Weighted average interest rate (in hundredths)												4.51%	4.13%
Three month dollar LIBOR rate (in hundredths)	0.58%	0.30%
Three month Norwegian kroner NIBOR rate (in hundredths)	2.89%	2.62%
Redemption price of debt, minimum (in hundredths)				100.00%
Redemption price of debt, maximum (in hundredths)				104.25%
Amount of debt repurchased				21,900,000	5,000,000	148,000,000	130,900,000	13,000,000	40,500,000
Gain/(loss) on repurchase of debt	521,000	(13,000)	20,600,000	500,000	(13,000)	20,600,000
Latest redemption date								Apr 6, 2014
Earliest redemption date								Oct 7, 2013
Notice of redemption (in days)										30
Redemption price of debt (in hundredths)										100.50%
Less : current portion of long-term debt	(150,342,000)	(162,785,000)
Total long-term debt, non-current portion	1,760,122,000	1,760,069,000
Long-term Debt, by Maturity [Abstract]
2012	150,342,000
2013	506,158,000
2014	306,392,000
2015	367,983,000
2016	178,411,000
Thereafter	401,241,000
Total debt	$ 1,910,464,000	$ 1,922,854,000		$ 274,209,000	$ 296,074,000			446,500,000	459,500,000	$ 74,583,000	$ 78,955,000	$ 1,436,672,000	$ 1,547,825,000	$ 144,100,000	$ 200,700,000	$ 175,000,000	$ 183,100,000	$ 90,800,000	$ 99,300,000	$ 51,900,000	$ 58,300,000	$ 9,000,000	$ 11,000,000	$ 33,300,000	$ 44,500,000	$ 33,600,000	$ 33,600,000	$ 46,500,000	$ 51,900,000	$ 23,500,000	$ 26,100,000	$ 37,600,000	$ 40,500,000	$ 439,800,000	$ 679,700,000	$ 37,600,000	$ 40,500,000	$ 15,000,000	$ 25,000,000	$ 49,800,000	$ 53,700,000	$ 87,500,000		$ 64,700,000		$ 96,800,000				$ 125,000,000		$ 0

OTHER LONG TERM LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
OTHER LONG TERM LIABILITIES [Abstract]
Number of offshore supply vessels acquired	6
Seller's credit received	$ 37
Unamortized seller's credits	24.3	27.4
Unamortized fair value of the financial guarantee	$ 0.6	$ 0

SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS [Abstract]
Common shares, authorized	$ 125,000	$ 125,000
Common shares, par value (in dollars per share)	$ 1	$ 1		$ 1
Common shares, authorized (in shares)	125,000,000	125,000,000
Common shares, issued	79,125	79,125
Common shares, issued (in shares)	79,125,000	79,125,000
Amortization of deferred equity contributions	$ 16,211	$ 25,584	$ 7,443

SHARE OPTION PLAN (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2011 New Options Granted During The Year [Member]	Dec. 31, 2010 New Options Granted During The Year [Member]	Dec. 31, 2009 New Options Granted During The Year [Member]	Dec. 31, 2010 Replacement Options Granted During The Year [Member]	Dec. 31, 2009 Replacement Options Granted During The Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period, minimum (in years)		1
Option vesting period, maximum (in years)		3
Options, term (in years)		5
Share options [Roll Forward]
Options outstanding at beginning of year (in shares)		617,000	770,000	555,000
Cancelled (in shares)		0	0	(355,000)
Granted (in shares)		213,500	97,000	570,000	213,500	97,000	75,000		495,000
Exercised (in shares)	100,000	0	(26,334)	0
Forfeited (in shares)		0	(223,666)	0
Options outstanding at end of year (in shares)		830,500	617,000	770,000
Exercisable at end of year (in shares)		434,006	280,005	133,333
Weighted average exercise price [Abstract]
Options outstanding at beginning of year (in dollars per share)		$ 10.14	$ 14.84	$ 24.18
Cancelled (in dollars per share)		$ 0	$ 0	$ 21.91
Granted (in dollars per share)		$ 20.13	$ 18.19	$ 10.91
Exercised (in dollars per share)		$ 0	$ 10.38	$ 0
Forfeited (in dollars per share)		$ 0	$ 26.69	$ 0
Options outstanding at end of year (in dollars per share)		$ 11.25	$ 10.14	$ 14.84
Exercisable at end of year (in dollars per share)		$ 7.94	$ 8.87	$ 27.64
Weighted average assumptions used to calculate fair value of options [Abstract]
Risk free interest rate (in hundredths)					1.13%	1.32%	1.42%		1.41%
Expected volatility (in hundredths)					65.60%	65.60%	64.30%		63.50%
Expected dividend yield (in hundredths)					0.00%	0.00%	0.00%		0.00%
Expected life of options (in years)					3.5	3.5	3.5		3.5
Other disclosures [Abstract]
Granted (in shares)		213,500	97,000	570,000	213,500	97,000	75,000		495,000
Weighted average grant-date/modification-date fair value of options granted/modified during the period (in dollars per share)					$ 9.5	$ 8.37	$ 5.63		$ 2.56
Total intrinsic value of options exercised during the period								$ 0.2
Intrinsic value of options fully vested but not exercised		0.8
Options fully vested but not exercised, average remaining term (in years)		2.6
Unrecognized compensation costs related to non-vested options granted		$ 1.3	$ 0.8
Unrecognized compensation costs related to non-vested options granted, average period for cost recognition (in years)		1

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended			1 Months Ended					12 Months Ended							12 Months Ended			1 Months Ended		12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2011 Frontline Charterers [Member]	May 31, 2011 Frontline Charterers [Member]	Apr. 30, 2011 Frontline Charterers [Member]	Mar. 31, 2011 Frontline Charterers [Member]	Feb. 28, 2011 Frontline Charterers [Member]	Dec. 31, 2011 Frontline Charterers [Member]	Dec. 31, 2010 Frontline Charterers [Member]	Dec. 31, 2009 Frontline Charterers [Member]	Dec. 31, 2010 Frontline Ltd [Member]	Dec. 31, 2011 Frontline Ltd [Member]	Dec. 31, 2011 Deep Sea [Member]	Dec. 31, 2010 Deep Sea [Member]	Dec. 31, 2011 Seadrill [Member]	Dec. 31, 2009 Seadrill [Member]	Dec. 31, 2010 Seadrill [Member]	Nov. 30, 2008 Seadrill [Member] West Hercules [Member]	Nov. 30, 2008 Seadrill [Member] West Taurus [Member]	Dec. 31, 2011 SFL West Polaris [Member]	Dec. 31, 2010 SFL West Polaris [Member]	Dec. 31, 2009 SFL West Polaris [Member]	Dec. 31, 2011 SFL Deepwater [Member]	Dec. 31, 2010 SFL Deepwater [Member]	Dec. 31, 2009 SFL Deepwater [Member]	Dec. 31, 2010 Rig Finance II [Member]	Dec. 31, 2011 Frontline Management [Member]	Dec. 31, 2010 Frontline Management [Member]	Dec. 31, 2009 Frontline Management [Member]	Dec. 31, 2011 Other related parties [Member]	Dec. 31, 2010 Other related parties [Member]	Dec. 31, 2011 Golar Management UK Limited [Member]	Dec. 31, 2010 Golar Management UK Limited [Member]	Dec. 31, 2009 Golar Management UK Limited [Member]	Dec. 31, 2011 Bluelot [Member]	Dec. 31, 2011 Corte Real [Member]	Dec. 31, 2011 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2010 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2009 Frontline Charterers, Deep Sea and Seadrill [Member]	Dec. 31, 2011 Frontline Management AS [Member]	Dec. 31, 2010 Frontline Management AS [Member]	Dec. 31, 2009 Frontline Management AS [Member]	Dec. 31, 2011 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2010 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2009 Seadrill Management (S) Pte Ltd [Member]	Dec. 31, 2011 SFL West Polaris and SFL Deepwater [Member]	Dec. 31, 2010 SFL West Polaris and SFL Deepwater [Member]	Dec. 31, 2011 Golden Ocean [Member]	Dec. 31, 2010 Golden Ocean [Member]	Dec. 31, 2009 Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due from related parties	$ 9,775,000	$ 32,745,000							$ 8,356,000	$ 31,138,000		$ 1,091,000	$ 1,206,000		$ 512,000	$ 213,000		$ 4,000
Loans to related parties	274,184,000	325,612,000																			84,621,000	101,433,000		189,563,000	224,179,000
Due to related parties	4,421,000	32,816,000																									30,659,000	944,000	2,001,000		60,000	156,000	53,000	122,000		1,731,000	1,686,000
Leasing revenues earned from related parties [Abstract]
Operating lease income																																						21,900,000	22,600,000	20,400,000
Direct financing lease interest income	97,757,000	119,445,000	147,498,000																																			97,800,000	119,445,000	147,500,000
Finance lease service revenue	69,992,000	76,876,000	88,953,000																																			70,000,000	76,876,000	89,000,000
Direct financing lease repayments																																						199,500,000	123,800,000	153,800,000
Related party leasing and service contracts [Abstract]
Number of vessels leased to related parties classified as direct financing leases	30								28					2
Number of vessels leased to related parties classified as operating leases	7								3					4
Combined balance of net investments in direct financing leases																																						1,301,400,000	1,548,600,000
Combined balance of net investments in direct financing leases, short-term maturities																																						54,400,000	98,600,000
Net book value of assets leased under operating leases	896,830,000	695,511,000																																				166,300,000	204,400,000
Profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)									20.00%	20.00%
Profit sharing revenue earned and recognized	482,000	30,566,000	33,018,000						500,000	30,600,000	33,000,000
Lease termination fees paid							2,600,000	3,300,000		2,800,000	2,400,000
Lease termination fees received				8,100,000	6,600,000	7,700,000				400,000
Daily vessel management fee																												6,500	6,500
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party																												2																					2
Management fees paid, vessels	71,283,000	78,289,000	88,953,000																									71,100,000	78,300,000	89,000,000																			207,000	20,000
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party																												6																					6
Commission percentage paid for sales-type leases of Suezmax tankers (in hundredths)																												1.00%	1.00%
Term of lease/charter (in years)																												5	5
Commissions paid for sales-type leases on Suezmax tankers																												100,000	500,000	400,000
Administrative expenses - related parties	504,000	424,000	411,000																									500,000	400,000	400,000
Management fees paid, supervision of newbuildings																												3,100,000	1,900,000	800,000
Management fees paid, provision of office facilities																																	115,000	161,000	208,000						503,000	331,000	298,000	40,000	19,000	17,000
Related party loans [Abstract]
Loans advanced to related parties																						145,000,000			290,000,000
Interest income, related party loans	19,575,000	19,575,000	0																		6,500,000	6,500,000		13,100,000	13,100,000																						19,600,000	19,600,000
Related party purchases and sales of vessels [Abstract]
Proceeds from sale of vessels to related parties												58,500,000				133,100,000	135,200,000																																	21,500,000
Purchase obligation period																			15	15
Increase profit sharing percentage of earnings from Frontline for use of fleet (in hundredths)									25.00%
Compensation payment received									106,000,000
Non-refundable advance relating to the profit sharing agreement.									50,000,000
Agreed temporary reduction in daily time charter rates									6,500
Period of temporary reduction in daily time charter rates (in years)									4
Maximum daily amount to which temporary earnings-related 100% payment applies									6,500
Gain on disposal of investment in equity method investee	$ 4,064,000	$ 0	$ 0													$ 4,064,000

FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Dec. 31, 2011 Recurring Basis [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] USD ($)	Dec. 31, 2011 Recurring Basis [Member] Significant Other Observable Inputs (Level 2) [Member] USD ($)	Dec. 31, 2011 Recurring Basis [Member] Significant Unobservable Inputs (Level 3) [Member] USD ($)	Dec. 31, 2011 Carrying Value [Member] USD ($)	Dec. 31, 2010 Carrying Value [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] USD ($)	Dec. 31, 2010 Fair Value [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 6 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)		Dec. 31, 2011 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] NOK		Dec. 31, 2011 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap 10 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Currency Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Currency Swap [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2011 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2010 Swaptions [Member] Not Designated as Hedging Instrument [Member] USD ($)
Interest rate swaps [Abstract]
Notional principal															$ 394,210,000	$ 175,013,000	$ 90,837,000	$ 51,902,000	$ 41,772,000	$ 33,051,000	$ 84,594,000		500,000,000		$ 49,772,000	$ 49,597,000	$ 100,000,000
Notional principal, at maturity															122,632,000	98,269,000	86,612,000	51,902,000	24,794,000	32,244,000					43,394,000	22,114,000
Inception date															Mar 31, 2010	Apr 30, 2006	Sep 30, 2007	Jan 31, 2008	Mar 31, 2008	Mar 31, 2008	Oct 31, 2010		Oct 31, 2010		Apr 30, 2011	May 31, 2011	Aug 31, 2011	Oct 31, 2010	Oct 31, 2010
Maturity date															Mar 31, 2015	May 31, 2019	Sep 30, 2012	Jan 31, 2012	Aug 31, 2018	Jun 30, 2012	Apr 30, 2014		Apr 30, 2014		Dec 31, 2018	Jan 31, 2019	Aug 31, 2021	Apr 30, 2014	Apr 30, 2014
Fixed interest rate (in hundredths)																5.65%	4.85%	3.69%		1.88%	5.32%	[1]	5.32%	[1]
Fixed interest rate range, low end (in hundredths)															1.96%				4.05%						2.13%	1.70%	2.50%
Fixed interest rate range, high end (in hundredths)															2.22%				4.15%						2.80%	2.58%	2.93%
Total notional principal amount subject to interest rate swap agreements	1,070,700,000	1,030,500,000
Currency swaps [Abstract]
Principal receivable																													500,000,000
Principal payable																												84,600,000
Inception date															Mar 31, 2010	Apr 30, 2006	Sep 30, 2007	Jan 31, 2008	Mar 31, 2008	Mar 31, 2008	Oct 31, 2010		Oct 31, 2010		Apr 30, 2011	May 31, 2011	Aug 31, 2011	Oct 31, 2010	Oct 31, 2010
Maturity date															Mar 31, 2015	May 31, 2019	Sep 30, 2012	Jan 31, 2012	Aug 31, 2018	Jun 30, 2012	Apr 30, 2014		Apr 30, 2014		Dec 31, 2018	Jan 31, 2019	Aug 31, 2021	Apr 30, 2014	Apr 30, 2014
Derivative, Fair value [Abstract]
Liabilities	79,870,000	57,291,000									70,071,000	53,252,000	1,445,000	0																2,012,000	0	97,000	0	6,245,000	4,039,000
Assets	0	1,894,000																												0	1,894,000
Fair Values, Non-derivatives [Abstract]
Cash and cash equivalents	94,915,000			94,915,000			94,915,000	86,967,000	94,915,000	86,967,000
Restricted cash							0	5,601,000	0	5,601,000
Available for sale securities	23,324,000			23,324,000			23,324,000	0	23,324,000	0
Floating rate NOK bonds due 2014	63,769,000			63,769,000			74,583,000	78,955,000	63,769,000	78,955,000
USD Senior Notes due 2013	264,269,000			264,269,000			274,209,000	296,074,000	264,269,000	300,885,000
Unsecured convertible bonds	84,876,000			84,876,000			125,000,000	0	84,876,000	0
Fair Values, Derivatives [Abstract]
Interest rate/currency swap contracts - long term receivables							0	1,894,000	0	1,894,000
Interest rate swap contracts - long term payables	79,870,000				79,870,000		79,870,000	57,291,000	79,870,000	57,291,000
Non-designated options to extend certain interest rate swaps	6,200,000	4,000,000
Assets [Abstract]
Cash and cash equivalents	94,915,000			94,915,000			94,915,000	86,967,000	94,915,000	86,967,000
Restricted cash							0	5,601,000	0	5,601,000
Available for sale securities	23,324,000			23,324,000			23,324,000	0	23,324,000	0
Interest rate/currency swap contracts - long term receivables							0	1,894,000	0	1,894,000
Total assets	118,239,000			118,239,000		0
Liabilities [Abstract]
Floating rate NOK bonds due 2014	63,769,000			63,769,000			74,583,000	78,955,000	63,769,000	78,955,000
Senior Notes due 2013	264,269,000			264,269,000			274,209,000	296,074,000	264,269,000	300,885,000
Unsesured convertible bonds	84,876,000			84,876,000			125,000,000	0	84,876,000	0
Interest rate swap contracts - long term payables	79,870,000				79,870,000		79,870,000	57,291,000	79,870,000	57,291,000
Total liabilities	$ 492,784,000			$ 412,914,000	$ 79,870,000	$ 0
Concentrations of risk [Abstract]
Percentage of operating revenue from a single customer (in hundredths)	56.00%	70.00%	72.00%

[1]	This swap relates to the NOK500 million unsecured bonds, and the 5.32% fixed interest rate paid is exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchange for LIBOR, excluding margin on the underlying loans.

COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Book value of assets pledged under ship mortgages	$ 2,241
Contractual commitments under newbuilding contracts	275.6	195.5
Guarantee on Rig Finance II's term loan facility	20
Amount of loan to unrelated third party guaranteed	$ 56.9

CONSOLIDATED VARIABLE INTEREST ENTITIES (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Number of variable interest entities	14
Estimated residual values of leased property (un-guaranteed)	$ 352,328,000	$ 370,379,000
Variable Interest Entities With Assets Accounted for as Direct Financing Leases [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	2
Carrying value of vessels	92,100,000
Unearned lease income	32,400,000
Estimated residual values of leased property (un-guaranteed)	21,700,000
Outstanding loan balance	51,900,000
Outstanding loan balance, current portion	6,400,000
Variable Interest Entities With Assets Accounted for as Operating Lease Assets [Member]
Variable Interest Entity [Line Items]
Number of variable interest entities	12
Carrying value of vessels	537,100,000
Outstanding loan balance	386,600,000
Outstanding loan balance, current portion	$ 29,400,000

SUBSEQUENT EVENTS (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended				1 Months Ended					1 Months Ended
	Mar. 31, 2012 USD ($)	Jan. 31, 2012 NOK	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2012 Delivery of SFL Humber [Member]	Jan. 31, 2012 Delivery of SFL Trent [Member]	Feb. 29, 2012 Delivery of Western Australia [Member]	Feb. 29, 2012 Dividend Declared [Member]	Feb. 17, 2012 Dividend Declared [Member] USD ($)	Mar. 31, 2012 Delivery of SFL Kent [Member]	Apr. 30, 2012 Termination of Agreement with Horizon Lines Inc. [Member] USD ($)	Mar. 31, 2012 Secured Term Loan Facility Agreement [Member] USD ($)	Mar. 31, 2012 Sale of VLCC Titan Orion [Member] USD ($)
Subsequent Event [Line Items]
Term of time charter (in years)					10	5	3			5	7
Repurchased NOK bonds, amount		5
Repurchased NOK bonds, discount (in hundredths)		10.00%
Dividend declaration date								Feb 17, 2012
Dividend declared (in dollars per share)									$ 0.3
Estimated dividend payment date								Mar 28, 2012
Number of subsidiaries entering into a secured term loan facility agreement												4
Secured term loan facility agreement											210	184
Number of container vessels											5	4
Proceeds from sale of single-hull VLCC Titan Orion													14.7
Compensation payable (receivable) for early termination of charter											(40)		9.2
Gain on sale of single-hull VLCC Titan Orion													2.2
Options exercised (in shares)	100,000
Exercise price per share (in dollars per share)	$ 6.85
Shares issued (in shares)	100,000
Par value of shares issued (in dollars per share)	$ 1		$ 1	$ 1
Term of original bareboat charter (in years)											12
Percentage of Horizon Lines Inc. common stock into which warrants exercisable (in hundredths)											10.00%
Aggregate limit of performance guarantee											$ 25